Vanguard® Wellington™ Fund
Schedule of Investments (unaudited)
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (64.9%)
Communication Services (7.1%)
	Alphabet Inc. Class A	16,113,163	5,023,440
	Meta Platforms Inc. Class A	2,939,141	1,905,092
	Walt Disney Co.	7,484,489	793,655
	T-Mobile US Inc.	3,611,801	784,086
			8,506,273
Consumer Discretionary (7.1%)
*	Amazon.com Inc.	16,204,857	3,403,020
*	Tesla Inc.	3,128,243	1,259,149
	Home Depot Inc.	2,769,519	1,054,411
	Marriott International Inc. Class A	2,265,201	774,087
	Darden Restaurants Inc.	3,494,561	747,312
	TJX Cos. Inc.	3,101,137	501,330
*	O'Reilly Automotive Inc.	4,847,636	455,096
*	Airbnb Inc. Class A	1,876,124	253,483
*,1	Navan Inc. Class A	2,225,611	21,678
			8,469,566
Consumer Staples (3.0%)
	British American Tobacco plc	15,247,012	952,106
	Unilever plc	9,595,620	705,106
	Coca-Cola Co.	7,811,915	637,140
	Kroger Co.	7,792,755	531,777
	Philip Morris International Inc.	2,320,321	433,505
*	US Foods Holding Corp.	3,391,498	327,653
			3,587,287
Energy (2.4%)
	Targa Resources Corp.	5,063,573	1,193,991
	Exxon Mobil Corp.	5,209,517	794,451
	Coterra Energy Inc.	22,309,324	682,442
	Marathon Petroleum Corp.	1,152,318	228,401
			2,899,285
Financials (7.0%)
	Wells Fargo & Co.	24,704,955	2,012,219
	Mastercard Inc. Class A	2,556,413	1,322,202
	Blackrock Inc.	1,224,478	1,301,902
	Nasdaq Inc.	14,404,749	1,261,568
	UBS Group AG (Registered)	21,504,614	893,513
	American International Group Inc.	6,151,267	495,116
	Arthur J Gallagher & Co.	1,427,605	325,780
	Morgan Stanley	1,808,560	301,143
	Fifth Third Bancorp	6,079,826	300,769
	JPMorgan Chase & Co.	705,349	211,816
			8,426,028
Health Care (7.0%)
	Eli Lilly & Co.	1,408,177	1,481,388
	Merck & Co. Inc.	11,692,067	1,447,712
	HCA Healthcare Inc.	1,654,182	876,220
	Abbott Laboratories	6,955,478	809,270
	Haleon plc	145,626,859	799,337
	Thermo Fisher Scientific Inc.	1,361,290	709,382
	Regeneron Pharmaceuticals Inc.	847,638	662,573
	Roche Holding AG	1,265,485	602,246
	GSK plc ADR	9,857,802	582,892
	UnitedHealth Group Inc.	1,561,646	457,984
			8,429,004
Industrials (6.0%)
	Northrop Grumman Corp.	1,412,210	1,022,977
	WW Grainger Inc.	768,840	880,114
	Republic Services Inc.	3,393,782	777,176
	Caterpillar Inc.	1,000,800	743,424
	Honeywell International Inc.	2,904,337	707,468

				Shares	Market Value ($000)
	Parker-Hannifin Corp.			627,443	633,203
	Hubbell Inc. Class B			1,199,486	613,693
	PACCAR Inc.			4,599,082	579,898
	Johnson Controls International plc			3,155,647	455,360
	GE Vernova Inc.			463,720	405,106
	Delta Air Lines Inc.			5,656,726	371,647
					7,190,066
Information Technology (20.5%)
	NVIDIA Corp.			36,537,605	6,474,098
	Apple Inc.			18,369,982	4,852,982
	Microsoft Corp.			11,961,696	4,697,836
	Broadcom Inc.			6,132,032	1,959,491
	Texas Instruments Inc.			4,028,877	854,565
*	Cadence Design Systems Inc.			2,643,627	796,789
	Corning Inc.			5,186,658	779,970
*	Advanced Micro Devices Inc.			3,893,338	779,485
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR			2,040,088	764,176
	Amphenol Corp. Class A			4,355,236	636,126
	Micron Technology Inc.			1,515,192	624,820
	Jabil Inc.			2,210,458	585,749
*	Palantir Technologies Inc. Class A			2,905,076	398,547
*	Snowflake Inc. Class A			1,689,002	284,445
*,1	Via Transportation Inc. Class A			1,720,700	29,562
*	ServiceNow Inc.			90,160	9,738
					24,528,379
Materials (1.5%)
	Freeport-McMoRan Inc.			9,256,374	630,174
	Anglo American plc			12,011,249	599,272
	Linde plc			835,406	424,453
	Westlake Corp.			1,739,573	183,316
					1,837,215
Real Estate (1.7%)
	Simon Property Group Inc.			5,313,398	1,083,136
	Welltower Inc.			4,416,839	914,816
					1,997,952
Utilities (1.6%)
	Sempra			11,239,299	1,082,007
	Dominion Energy Inc.			12,285,572	775,711
					1,857,718
Total Common Stocks (Cost $47,121,537)					77,728,773
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (8.2%)
U.S. Government Securities (7.5%)
	United States Treasury Note/Bond	4.375%	7/15/2027	40,606	41,104
	United States Treasury Note/Bond	2.750%	7/31/2027	114,106	113,005
	United States Treasury Note/Bond	3.750%	8/15/2027	128,580	129,122
	United States Treasury Note/Bond	3.625%	8/31/2027	165,000	165,438
	United States Treasury Note/Bond	4.125%	9/30/2027	35,000	35,369
[2]	United States Treasury Note/Bond	3.500%	10/31/2027	687,790	688,596
	United States Treasury Note/Bond	4.125%	10/31/2027	62,400	63,097
	United States Treasury Note/Bond	2.250%	11/15/2027	161,802	158,686
	United States Treasury Note/Bond	3.375%	11/30/2027	81,560	81,512
	United States Treasury Note/Bond	3.875%	11/30/2027	67,100	67,614
	United States Treasury Note/Bond	4.000%	12/15/2027	138,136	139,545
[3]	United States Treasury Note/Bond	3.375%	12/31/2027	336,670	336,499
	United States Treasury Note/Bond	4.250%	1/15/2028	56,098	56,949
	United States Treasury Note/Bond	4.000%	2/29/2028	55,525	56,164
	United States Treasury Note/Bond	3.875%	3/15/2028	73,310	74,012
	United States Treasury Note/Bond	3.625%	3/31/2028	19,195	19,284
	United States Treasury Note/Bond	3.750%	4/15/2028	118,721	119,584
	United States Treasury Note/Bond	3.750%	5/15/2028	77,399	77,985
	United States Treasury Note/Bond	3.625%	5/31/2028	12,367	12,429
	United States Treasury Note/Bond	3.875%	6/15/2028	67,069	67,797

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.625%	8/15/2028	120,000	120,689
	United States Treasury Note/Bond	4.375%	8/31/2028	20,121	20,591
	United States Treasury Note/Bond	3.375%	9/15/2028	26,118	26,109
	United States Treasury Note/Bond	4.625%	9/30/2028	58,375	60,147
	United States Treasury Note/Bond	3.500%	11/15/2028	41,742	41,859
	United States Treasury Note/Bond	4.375%	11/30/2028	101,214	103,792
	United States Treasury Note/Bond	3.750%	12/31/2028	97,033	97,970
	United States Treasury Note/Bond	3.500%	1/15/2029	74,107	74,333
	United States Treasury Note/Bond	4.250%	2/28/2029	93,215	95,458
	United States Treasury Note/Bond	4.125%	3/31/2029	176,856	180,572
	United States Treasury Note/Bond	4.625%	4/30/2029	126,505	131,081
	United States Treasury Note/Bond	4.500%	5/31/2029	117,992	121,900
	United States Treasury Note/Bond	4.000%	7/31/2029	166,942	170,020
	United States Treasury Note/Bond	3.625%	8/31/2029	25,059	25,216
	United States Treasury Note/Bond	3.500%	9/30/2029	121,244	121,500
	United States Treasury Note/Bond	3.875%	9/30/2029	4,297	4,358
	United States Treasury Note/Bond	4.000%	10/31/2029	15,799	16,098
	United States Treasury Note/Bond	4.125%	10/31/2029	172,474	176,503
	United States Treasury Note/Bond	4.125%	11/30/2029	132,097	135,203
	United States Treasury Note/Bond	4.375%	12/31/2029	2,311	2,387
	United States Treasury Note/Bond	4.000%	2/28/2030	55,241	56,333
	United States Treasury Note/Bond	4.000%	3/31/2030	116,958	119,307
	United States Treasury Note/Bond	3.500%	4/30/2030	63,526	63,581
	United States Treasury Note/Bond	3.875%	4/30/2030	121,919	123,795
	United States Treasury Note/Bond	3.750%	5/31/2030	11,316	11,433
	United States Treasury Note/Bond	4.000%	5/31/2030	141,743	144,633
	United States Treasury Note/Bond	3.875%	6/30/2030	129,315	131,326
	United States Treasury Note/Bond	3.875%	7/31/2030	85,000	86,328
	United States Treasury Note/Bond	3.625%	8/31/2030	59,532	59,844
	United States Treasury Note/Bond	3.625%	10/31/2030	174,352	175,224
	United States Treasury Note/Bond	4.875%	10/31/2030	4,088	4,326
	United States Treasury Note/Bond	3.500%	11/30/2030	348,976	348,839
	United States Treasury Note/Bond	3.625%	12/31/2030	52,480	52,726
	United States Treasury Note/Bond	3.750%	12/31/2030	19,022	19,211
	United States Treasury Note/Bond	3.750%	1/31/2031	327,506	330,884
[4]	United States Treasury Note/Bond	3.500%	2/28/2031	227,053	226,840
	United States Treasury Note/Bond	4.125%	7/31/2031	32,163	33,037
	United States Treasury Note/Bond	3.625%	9/30/2031	6,017	6,026
	United States Treasury Note/Bond	4.125%	10/31/2031	2,705	2,777
	United States Treasury Note/Bond	4.375%	1/31/2032	3,950	4,106
	United States Treasury Note/Bond	4.000%	4/30/2032	9,170	9,346
	United States Treasury Note/Bond	4.000%	6/30/2032	8,924	9,093
	United States Treasury Note/Bond	3.875%	8/31/2032	4,307	4,355
	United States Treasury Note/Bond	3.875%	9/30/2032	61,655	62,310
	United States Treasury Note/Bond	3.750%	10/31/2032	56,599	56,763
	United States Treasury Note/Bond	3.875%	12/31/2032	64,576	65,211
	United States Treasury Note/Bond	4.000%	1/31/2033	37,552	38,196
	United States Treasury Note/Bond	4.250%	11/15/2034	9,585	9,849
	United States Treasury Note/Bond	4.250%	8/15/2035	162,006	166,024
[3]	United States Treasury Note/Bond	4.000%	11/15/2035	354,435	355,750
	United States Treasury Note/Bond	4.125%	2/15/2036	271,431	274,993
	United States Treasury Note/Bond	1.750%	8/15/2041	12,610	8,802
	United States Treasury Note/Bond	2.000%	11/15/2041	227,873	164,416
	United States Treasury Note/Bond	2.375%	2/15/2042	8,898	6,764
	United States Treasury Note/Bond	3.250%	5/15/2042	20,950	18,007
	United States Treasury Note/Bond	3.375%	8/15/2042	120,104	104,641
	United States Treasury Note/Bond	4.000%	11/15/2042	110,357	104,080
	United States Treasury Note/Bond	3.875%	2/15/2043	85,497	79,205
	United States Treasury Note/Bond	4.375%	8/15/2043	23,886	23,498
	United States Treasury Note/Bond	4.750%	11/15/2043	43,742	45,027
	United States Treasury Note/Bond	4.125%	8/15/2044	15,310	14,499
	United States Treasury Note/Bond	4.625%	11/15/2044	3,260	3,290
	United States Treasury Note/Bond	4.750%	2/15/2045	68,291	69,996
	United States Treasury Note/Bond	5.000%	5/15/2045	90,460	95,630
	United States Treasury Note/Bond	4.875%	8/15/2045	12,653	13,161
	United States Treasury Note/Bond	4.625%	11/15/2045	104,625	105,333
	United States Treasury Note/Bond	2.500%	2/15/2046	175,948	127,116
[4]	United States Treasury Note/Bond	4.625%	2/15/2046	30,954	31,171
	United States Treasury Note/Bond	2.375%	5/15/2051	14,667	9,624
	United States Treasury Note/Bond	3.000%	8/15/2052	109	81

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.000%	11/15/2052	437	393
	United States Treasury Note/Bond	3.625%	2/15/2053	28,411	23,846
	United States Treasury Note/Bond	4.125%	8/15/2053	9,145	8,390
	United States Treasury Note/Bond	4.625%	5/15/2054	56,707	56,526
	United States Treasury Note/Bond	4.500%	11/15/2054	6,472	6,322
	United States Treasury Note/Bond	4.625%	2/15/2055	79,542	79,340
	United States Treasury Note/Bond	4.750%	5/15/2055	52,251	53,177
	United States Treasury Note/Bond	4.750%	8/15/2055	122,178	124,421
	United States Treasury Note/Bond	4.625%	11/15/2055	154,683	154,448
	United States Treasury Note/Bond	4.750%	2/15/2056	187,315	190,842
					9,004,089
Conventional Mortgage-Backed Securities (0.6%)
[5,6]	Fannie Mae Pool	3.000%	6/1/2043	4,853	4,527
[5,6]	Fannie Mae Pool	3.820%	12/1/2030	38,249	38,287
[5,6]	Fannie Mae Pool	4.050%	9/1/2030	39,285	39,688
[5,6]	Fannie Mae Pool	4.120%	10/1/2030	28,642	29,020
[5,6]	Fannie Mae Pool	4.190%	8/1/2030	18,123	18,412
[5,6]	Fannie Mae Pool	4.200%	10/1/2030	52,490	53,360
[5,6]	Fannie Mae Pool	4.220%	8/1/2030–9/1/2030	35,439	36,049
[5,6]	Fannie Mae Pool	4.240%	9/1/2030	62,807	63,899
[5,6]	Fannie Mae Pool	4.270%	10/1/2030	36,365	37,077
[5,6]	Fannie Mae Pool	4.295%	10/1/2030	24,450	24,955
[5,6]	Fannie Mae Pool	4.340%	4/1/2030–8/1/2030	129,269	132,139
[5,6]	Fannie Mae Pool	4.360%	7/1/2030	15,100	15,460
[5,6]	Fannie Mae Pool	4.380%	8/1/2030	12,790	13,093
[5,6]	Fannie Mae Pool	4.400%	9/1/2030	24,875	25,495
[5,6]	Fannie Mae Pool	4.420%	8/1/2030	59,670	61,181
[5,6]	Fannie Mae Pool	4.670%	8/1/2030	8,268	8,553
[5]	Ginnie Mae I Pool	7.000%	11/15/2031–11/15/2033	356	367
[5,6]	UMBS Pool	2.500%	9/1/2027–4/1/2038	17,143	16,215
[5,6]	UMBS Pool	3.000%	3/1/2033	13,274	13,083
[5,6]	UMBS Pool	3.500%	11/1/2045–6/1/2046	44	43
[5,6]	UMBS Pool	5.000%	12/1/2054–10/1/2055	78,919	79,588
					710,491
Nonconventional Mortgage-Backed Securities (0.1%)
[5,6]	Fannie Mae REMICS	1.500%	8/25/2041	880	858
[5,6]	Fannie Mae REMICS	2.500%	8/25/2046	11,699	10,225
[5,6]	Fannie Mae REMICS	3.000%	2/25/2049	507	499
[5,6]	Fannie Mae REMICS	3.500%	4/25/2031–11/25/2057	40,405	39,696
[5,6]	Fannie Mae REMICS	4.000%	7/25/2053	893	892
[5,6]	Freddie Mac REMICS	3.500%	3/15/2031–10/15/2045	5,193	5,037
[5,6]	Freddie Mac REMICS	4.000%	12/15/2030–2/15/2031	2,035	2,034
[5]	Ginnie Mae REMICS	2.500%	10/20/2049	42,041	38,461
					97,702
Total U.S. Government and Agency Obligations (Cost $9,762,656)					9,812,282
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
[5]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/16/2030	43,970	45,605
[5,7]	American Tower Trust #1	5.490%	3/15/2028	66,310	67,600
[5,7]	Angel Oak Mortgage Trust Series 2019-5	2.593%	10/25/2049	358	354
[5,7]	Angel Oak Mortgage Trust Series 2019-6	2.620%	11/25/2059	687	682
[5,7]	Angel Oak Mortgage Trust Series 2021-6	1.458%	9/25/2066	17,159	14,749
[5,7]	BX Trust Series 2025-ARIA	5.031%	12/13/2042	6,115	6,277
[5,7]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/2039	4,112	4,071
[5,7]	CENT Trust Series 2025-CITY	4.920%	7/10/2040	36,272	37,176
[5,7]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/2061	5,548	4,537
[5,7]	CF Hippolyta Issuer LLC Series 2022-1A	5.970%	8/15/2062	3,543	3,514
[5,7]	Chesapeake Funding II LLC Series 2024-1A	5.520%	5/15/2036	10,888	11,024
[5,7]	Domino's Pizza Master Issuer LLC Series 2021-1A	2.662%	4/25/2051	13,377	12,844
[5,7]	Domino's Pizza Master Issuer LLC Series 2021-1A	3.151%	4/25/2051	23,496	21,976
[5,7]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/2030	17,917	18,126
[5,7]	Enterprise Fleet Financing LLC Series 2024-1	5.230%	3/20/2030	9,778	9,849
[5,6,8]	Fannie Mae Connecticut Avenue Securities Series 2016-C03, SOFR30A + 6.014%	9.682%	10/25/2028	496	499
[5,7]	FirstKey Homes Trust Series 2021-SFR1	1.538%	8/17/2038	54,912	54,222
[5,6]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/2033	28,605	29,288
[5,6]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/2028	40,745	41,866
[5,6]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K516	5.477%	1/25/2029	47,852	49,973

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,6]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/2058	15,621	15,346
[5]	GM Financial Automobile Leasing Trust Series 2024-2	5.390%	7/20/2027	17,083	17,149
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/2028	2,917	2,922
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.100%	3/16/2029	21,474	21,648
[5,7]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/2036	53,067	55,803
[5,7]	GS Mortgage-Backed Securities Trust Series 2026-DSC1	4.725%	5/25/2066	27,525	27,519
[5,7]	Home Partners of America Trust Series 2021-2	1.901%	12/17/2026	23,767	23,336
[5]	Honda Auto Receivables Owner Trust Series 2024-2	5.270%	11/20/2028	29,440	29,743
[5,7]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/2039	2,694	2,674
[5,7]	Horizon Aircraft Finance III Ltd. Series 2019-2	3.425%	11/15/2039	5,214	5,109
[5,7]	MACH 1 Cayman Ltd. Series 2019-1	3.474%	10/15/2039	2,012	1,995
[5,7]	PRET Trust Series 2025-RPL6	3.850%	9/25/2069	128,780	125,699
[5,7]	PRET Trust Series 2026-RPL1	4.150%	1/25/2070	22,805	22,416
[5,7]	PRPM Trust Series 2026-RCF1	4.845%	1/25/2056	6,730	6,786
[5,7]	RFR Trust Series 2025-SGRM	5.379%	3/11/2041	34,650	35,504
[5,7]	SoFi Professional Loan Program Trust Series 2021-B	1.140%	2/15/2047	8,932	8,051
[5,7]	Start II Ltd. Series 2019-1	4.089%	3/15/2044	5,185	5,173
[5,7]	Taco Bell Funding LLC Series 2021-1A	1.946%	8/25/2051	19,129	18,708
[5,7]	Taco Bell Funding LLC Series 2021-1A	2.294%	8/25/2051	35,385	33,246
[5]	Toyota Auto Receivables Owner Trust Series 2024-D	4.400%	6/15/2029	29,410	29,599
[5,7]	Toyota Lease Owner Trust Series 2025-B	3.960%	11/20/2028	16,890	16,963
[5,7]	Verus Securitization Trust Series 2025-R2	5.086%	7/25/2067	39,167	39,588
[5,7]	Verus Securitization Trust Series 2026-R1	4.832%	10/25/2067	3,806	3,827
[5]	Volkswagen Auto Lease Trust Series 2024-A	5.210%	6/21/2027	24,774	24,896
[5]	Volkswagen Auto Lease Trust Series 2025-B	4.010%	1/22/2029	21,715	21,808
[5,7]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/2038	8,754	8,804
[5,7]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/2038	32,828	33,188
[5,7]	Wheels Fleet Lease Funding LLC Series 2024-2A	4.870%	6/21/2039	16,150	16,316
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,085,952)					1,088,048
Corporate Bonds (22.7%)
Communications (1.3%)
	Alphabet Inc.	4.375%	11/15/2032	13,050	13,226
	Alphabet Inc.	4.400%	2/15/2033	30,080	30,339
	Alphabet Inc.	4.700%	11/15/2035	40,060	40,553
	Alphabet Inc.	4.800%	2/15/2036	64,610	65,661
	Alphabet Inc.	5.500%	2/15/2046	19,140	19,512
	Alphabet Inc.	5.250%	5/15/2055	3,230	3,133
	Alphabet Inc.	5.650%	2/15/2056	28,215	28,854
	Alphabet Inc.	5.300%	5/15/2065	2,940	2,785
	Alphabet Inc.	5.700%	11/15/2075	11,580	11,573
	America Movil SAB de CV	3.625%	4/22/2029	26,990	26,619
	AT&T Inc.	3.500%	6/1/2041	56,803	45,583
	AT&T Inc.	4.300%	12/15/2042	61,391	52,855
	AT&T Inc.	4.350%	6/15/2045	13,770	11,567
	AT&T Inc.	5.550%	11/1/2045	26,495	26,067
	AT&T Inc.	5.850%	4/30/2046	57,800	58,307
	AT&T Inc.	4.750%	5/15/2046	20,379	17,892
	AT&T Inc.	6.050%	8/15/2056	9,700	9,871
	Charter Communications Operating LLC	6.100%	6/1/2029	4,675	4,899
	Charter Communications Operating LLC	3.500%	3/1/2042	41,025	28,987
	Comcast Corp.	5.650%	6/15/2035	4,725	5,032
	Comcast Corp.	6.500%	11/15/2035	945	1,066
	Comcast Corp.	3.250%	11/1/2039	15,755	12,563
	Comcast Corp.	3.750%	4/1/2040	8,140	6,861
	Comcast Corp.	3.400%	7/15/2046	5,475	3,907
	Comcast Corp.	3.969%	11/1/2047	41,219	31,629
	Comcast Corp.	3.999%	11/1/2049	29,824	22,566
	Comcast Corp.	2.800%	1/15/2051	23,470	13,962
	Comcast Corp.	2.887%	11/1/2051	97,993	59,163
	Comcast Corp.	2.450%	8/15/2052	13,355	7,260
	Comcast Corp.	6.050%	5/15/2055	9,600	9,824
	Comcast Corp.	2.937%	11/1/2056	164,548	95,877
	Comcast Corp.	2.987%	11/1/2063	84,251	46,833
	Meta Platforms Inc.	4.600%	11/15/2032	22,885	23,267
	Meta Platforms Inc.	4.950%	5/15/2033	30,472	31,510
	Meta Platforms Inc.	5.500%	11/15/2045	124,275	122,711
	Meta Platforms Inc.	5.600%	5/15/2053	13,422	13,055
	Meta Platforms Inc.	5.400%	8/15/2054	53,145	50,153

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Meta Platforms Inc.	5.750%	5/15/2063	15,440	15,007
	Meta Platforms Inc.	5.550%	8/15/2064	17,300	16,290
[7]	NTT Finance Corp.	4.620%	7/16/2028	19,455	19,742
[7]	NTT Finance Corp.	4.876%	7/16/2030	28,160	28,893
[7]	NTT Finance Corp.	2.065%	4/3/2031	10,370	9,324
[7]	NTT Finance Corp.	5.171%	7/16/2032	22,290	23,048
[7]	NTT Finance Corp.	5.502%	7/16/2035	16,630	17,359
[7]	Ooredoo International Finance Ltd.	2.625%	4/8/2031	23,430	21,818
	Orange SA	9.000%	3/1/2031	20,280	24,468
	Time Warner Cable LLC	5.500%	9/1/2041	26,512	23,749
	T-Mobile USA Inc.	2.050%	2/15/2028	37,110	35,830
	T-Mobile USA Inc.	4.850%	1/15/2029	8,160	8,359
	T-Mobile USA Inc.	4.200%	10/1/2029	50,702	51,093
	T-Mobile USA Inc.	3.875%	4/15/2030	9,560	9,486
	T-Mobile USA Inc.	5.050%	7/15/2033	26,910	27,748
	T-Mobile USA Inc.	4.375%	4/15/2040	9,700	8,858
	T-Mobile USA Inc.	4.500%	4/15/2050	7,600	6,375
	TWDC Enterprises 18 Corp.	4.375%	8/16/2041	26,724	24,407
	Uber Technologies Inc.	4.800%	9/15/2034	45,135	45,256
	Uber Technologies Inc.	4.800%	9/15/2035	34,530	34,296
	Verizon Communications Inc.	4.750%	1/15/2033	11,760	11,926
	Verizon Communications Inc.	5.750%	11/30/2045	29,215	29,529
	Verizon Communications Inc.	5.875%	11/30/2055	13,120	13,182
	Walt Disney Co.	3.500%	5/13/2040	21,963	18,634
	Walt Disney Co.	4.750%	9/15/2044	2,358	2,187
					1,582,386
Consumer Discretionary (0.4%)
	Amazon.com Inc.	3.600%	4/13/2032	84,875	82,631
	Amazon.com Inc.	2.875%	5/12/2041	2,600	1,995
	Amazon.com Inc.	4.950%	12/5/2044	15,605	15,132
	Amazon.com Inc.	3.950%	4/13/2052	5,395	4,259
	Amazon.com Inc.	4.250%	8/22/2057	41,967	33,839
	Amazon.com Inc.	4.100%	4/13/2062	8,245	6,344
[5]	Brown University	2.924%	9/1/2050	5,150	3,512
[5]	Duke University	2.832%	10/1/2055	25,700	16,844
[5]	Georgetown University	4.315%	4/1/2049	4,152	3,572
[5]	Georgetown University	2.943%	4/1/2050	4,525	3,029
	Home Depot Inc.	3.900%	12/6/2028	10,250	10,303
	Home Depot Inc.	4.850%	6/25/2031	11,510	11,999
	Home Depot Inc.	3.250%	4/15/2032	22,816	21,770
	Home Depot Inc.	3.300%	4/15/2040	12,800	10,610
	Home Depot Inc.	4.200%	4/1/2043	8,075	7,111
	Home Depot Inc.	4.875%	2/15/2044	15,605	14,804
	Home Depot Inc.	4.400%	3/15/2045	34,095	30,143
	Home Depot Inc.	4.250%	4/1/2046	32,565	27,994
	Home Depot Inc.	4.500%	12/6/2048	20,799	18,183
	Home Depot Inc.	3.125%	12/15/2049	2,490	1,721
	Home Depot Inc.	3.350%	4/15/2050	17,300	12,396
	Home Depot Inc.	2.375%	3/15/2051	2,495	1,449
	Home Depot Inc.	2.750%	9/15/2051	11,710	7,362
	Home Depot Inc.	3.625%	4/15/2052	25,570	18,972
	Home Depot Inc.	5.300%	6/25/2054	23,770	23,077
[7]	Hyundai Capital America	1.650%	9/17/2026	36,480	36,004
[5]	Johns Hopkins University	4.083%	7/1/2053	7,625	6,351
[5]	Northeastern University	2.894%	10/1/2050	6,995	4,793
[5]	Northwestern University	2.640%	12/1/2050	805	521
[5]	Trustees of Princeton University	2.516%	7/1/2050	1,997	1,292
	Trustees of Princeton University	4.201%	3/1/2052	2,157	1,848
[5]	Trustees of the University of Pennsylvania	2.396%	10/1/2050	6,177	3,767
[5]	University of Chicago	2.761%	4/1/2045	5,825	4,727
	University of Southern California	4.976%	10/1/2053	15,930	15,300
[5]	Yale University	2.402%	4/15/2050	1,366	852
					464,506
Consumer Staples (1.6%)
	Anheuser-Busch Cos. LLC	6.500%	1/1/2028	19,550	20,430
[5]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	66,850	66,991
[5]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	121,844	114,577
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/2038	6,460	6,215
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	14,877	15,599

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	61,631	59,834
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	12,267	12,343
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	10,479	10,875
	BAT Capital Corp.	6.343%	8/2/2030	10,115	10,992
	BAT Capital Corp.	5.350%	8/15/2032	14,875	15,616
	BAT Capital Corp.	6.000%	2/20/2034	18,947	20,527
	BAT Capital Corp.	5.625%	8/15/2035	45,246	47,701
	BAT Capital Corp.	4.390%	8/15/2037	28,490	26,644
	BAT Capital Corp.	7.079%	8/2/2043	24,622	28,003
	BAT Capital Corp.	4.540%	8/15/2047	16,220	13,664
[7]	Cargill Inc.	6.875%	5/1/2028	19,355	20,278
[7]	CK Hutchison International 20 Ltd.	3.375%	5/8/2050	22,015	16,403
	Coca-Cola Consolidated Inc.	5.250%	6/1/2029	9,037	9,375
	Diageo Capital plc	2.375%	10/24/2029	20,000	18,937
	Diageo Capital plc	2.000%	4/29/2030	5,830	5,370
	Diageo Capital plc	2.125%	4/29/2032	1,845	1,625
[7]	Imperial Brands Finance plc	4.500%	6/30/2028	20,830	21,043
	JBS NV	3.000%	2/2/2029	4,275	4,152
	JBS NV	3.000%	5/15/2032	15,975	14,542
	JBS NV	5.750%	4/1/2033	11,790	12,391
	JBS NV	6.750%	3/15/2034	9,670	10,771
	JBS NV	5.950%	4/20/2035	8,380	8,896
	JBS NV	5.500%	1/15/2036	25,510	26,196
	JBS NV	6.375%	2/25/2055	8,202	8,530
	JBS NV	6.250%	3/1/2056	79,461	81,222
	JBS NV	6.375%	4/15/2066	32,765	33,440
	Kenvue Inc.	5.000%	3/22/2030	32,560	33,746
	Kenvue Inc.	4.850%	5/22/2032	37,460	38,729
	Kenvue Inc.	4.900%	3/22/2033	48,504	50,061
	Kenvue Inc.	5.100%	3/22/2043	29,017	28,484
	Kenvue Inc.	5.050%	3/22/2053	10,935	10,190
[7]	L'Oreal SA	5.000%	5/20/2035	26,400	27,460
[7]	Mars Inc.	4.800%	3/1/2030	41,665	42,817
[7]	Mars Inc.	5.200%	3/1/2035	87,725	90,869
[7]	Mars Inc.	5.650%	5/1/2045	41,397	42,366
[7]	Mars Inc.	5.700%	5/1/2055	38,105	38,638
[7]	Mars Inc.	5.800%	5/1/2065	26,483	27,086
	Philip Morris International Inc.	5.625%	11/17/2029	44,150	46,644
	Philip Morris International Inc.	5.125%	2/15/2030	107,792	111,948
	Philip Morris International Inc.	4.000%	10/29/2030	13,725	13,691
	Philip Morris International Inc.	5.125%	2/13/2031	28,130	29,354
	Philip Morris International Inc.	4.750%	11/1/2031	21,770	22,382
	Philip Morris International Inc.	4.250%	10/29/2032	98,320	98,039
	Philip Morris International Inc.	5.750%	11/17/2032	50,815	54,798
	Philip Morris International Inc.	5.375%	2/15/2033	92,936	98,036
	Philip Morris International Inc.	5.250%	2/13/2034	104,740	109,677
	Philip Morris International Inc.	4.625%	10/29/2035	33,415	33,061
	Philip Morris International Inc.	4.375%	11/15/2041	3,744	3,374
	Philip Morris International Inc.	4.500%	3/20/2042	3,294	3,003
	Philip Morris International Inc.	4.125%	3/4/2043	3,565	3,081
	Philip Morris International Inc.	4.875%	11/15/2043	11,614	10,861
	Philip Morris International Inc.	4.250%	11/10/2044	23,295	20,121
	Reynolds American Inc.	5.700%	8/15/2035	8,245	8,696
	Reynolds American Inc.	5.850%	8/15/2045	24,840	24,830
					1,885,224
Energy (1.4%)
	BP Capital Markets America Inc.	1.749%	8/10/2030	12,780	11,619
	BP Capital Markets America Inc.	2.721%	1/12/2032	38,165	35,293
	BP Capital Markets America Inc.	4.812%	2/13/2033	44,675	45,780
	BP Capital Markets America Inc.	4.893%	9/11/2033	39,975	41,041
	BP Capital Markets America Inc.	5.227%	11/17/2034	37,060	38,783
	BP Capital Markets America Inc.	3.060%	6/17/2041	20,000	15,608
	BP Capital Markets America Inc.	2.939%	6/4/2051	30,385	19,874
	BP Capital Markets America Inc.	3.379%	2/8/2061	12,750	8,536
	Cheniere Energy Partners LP	5.950%	6/30/2033	9,045	9,697
[7]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/2031	8,490	8,725
[7]	Columbia Pipelines Holding Co. LLC	4.999%	11/17/2032	25,130	25,635
[7]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/2034	4,550	4,767
[7]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/2030	11,830	12,627

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/2033	25,380	27,492
[7]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/2043	39,861	43,072
[7]	Columbia Pipelines Operating Co. LLC	6.714%	8/15/2063	8,253	9,172
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	19,580	18,911
[5]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/2043	4,185	3,827
[5]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	24,863	21,939
[7]	EIG Pearl Holdings Sarl	3.545%	8/31/2036	20,869	19,329
[7]	EIG Pearl Holdings Sarl	4.387%	11/30/2046	16,115	13,655
	Enbridge Inc.	4.900%	6/20/2030	10,795	11,108
	Enbridge Inc.	5.550%	6/20/2035	8,520	8,928
	Enbridge Inc.	6.700%	11/15/2053	12,000	13,489
	Enbridge Inc.	5.950%	4/5/2054	9,700	10,004
	Energy Transfer LP	5.250%	4/15/2029	50,115	51,751
	Energy Transfer LP	5.200%	4/1/2030	11,955	12,426
	Energy Transfer LP	5.550%	5/15/2034	8,900	9,272
	Energy Transfer LP	5.350%	1/15/2036	12,570	12,771
	Energy Transfer LP	5.150%	2/1/2043	4,845	4,454
	Energy Transfer LP	5.350%	5/15/2045	4,800	4,427
	Energy Transfer LP	6.125%	12/15/2045	14,600	14,777
	Energy Transfer LP	5.300%	4/15/2047	5,745	5,240
	Energy Transfer LP	5.400%	10/1/2047	26,823	24,717
	Energy Transfer LP	6.000%	6/15/2048	14,542	14,347
	Energy Transfer LP	5.000%	5/15/2050	5,110	4,367
	Energy Transfer LP	5.950%	5/15/2054	22,860	22,055
[7]	Eni SpA	5.950%	5/15/2054	22,380	22,919
	Enterprise Products Operating LLC	5.200%	1/15/2036	13,410	13,825
	Enterprise Products Operating LLC	5.950%	2/1/2041	3,000	3,205
	Enterprise Products Operating LLC	5.100%	2/15/2045	38,900	37,172
	Enterprise Products Operating LLC	4.900%	5/15/2046	7,125	6,600
	Enterprise Products Operating LLC	4.800%	2/1/2049	19,387	17,427
	Enterprise Products Operating LLC	3.300%	2/15/2053	9,600	6,536
	Enterprise Products Operating LLC	5.550%	2/16/2055	7,600	7,515
	EOG Resources Inc.	4.400%	1/15/2031	8,630	8,732
	Exxon Mobil Corp.	2.610%	10/15/2030	16,800	15,933
[7]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	35,969	32,812
[7]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/2040	38,536	33,021
[7]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/2036	27,460	28,793
[7]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/2038	20,319	21,604
[5]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/2038	8,075	8,588
[7]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/2042	26,755	29,245
[7]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/2042	31,210	32,668
	MPLX LP	4.950%	9/1/2032	7,275	7,412
	MPLX LP	5.500%	6/1/2034	10,810	11,203
	ONEOK Inc.	5.650%	11/1/2028	10,995	11,430
	ONEOK Inc.	4.750%	10/15/2031	17,015	17,251
	ONEOK Inc.	4.950%	10/15/2032	19,625	19,953
	ONEOK Inc.	6.050%	9/1/2033	359	386
	ONEOK Inc.	5.400%	10/15/2035	4,845	4,938
	ONEOK Inc.	6.625%	9/1/2053	16,620	17,620
	ONEOK Inc.	6.250%	10/15/2055	11,240	11,367
[7]	Schlumberger Holdings Corp.	3.900%	5/17/2028	31,025	31,041
[7]	Schlumberger Holdings Corp.	5.000%	11/15/2029	14,400	14,899
[5]	Shell Finance US Inc.	4.125%	5/11/2035	43,465	42,346
[7]	Shell Finance US Inc.	5.500%	3/25/2040	21,235	22,129
[5]	Shell Finance US Inc.	4.550%	8/12/2043	2,650	2,424
[5]	Shell Finance US Inc.	4.375%	5/11/2045	112,149	98,231
[5]	Shell Finance US Inc.	4.000%	5/10/2046	10,000	8,267
[5]	Shell Finance US Inc.	3.750%	9/12/2046	6,460	5,126
[7]	Shell Finance US Inc.	3.000%	11/26/2051	39,345	26,028
	Shell International Finance BV	2.875%	11/26/2041	15,000	11,282
	Suncor Energy Inc.	5.950%	12/1/2034	15,090	16,204
	Targa Resources Corp.	4.350%	1/15/2029	28,965	29,183
	Targa Resources Corp.	6.150%	3/1/2029	29,070	30,741
	Targa Resources Corp.	5.550%	8/15/2035	43,355	44,932
	Targa Resources Corp.	6.125%	5/15/2055	34,495	34,881
	TotalEnergies Capital SA	5.150%	4/5/2034	29,905	31,328
	TotalEnergies Capital SA	5.488%	4/5/2054	25,305	25,041
	TotalEnergies Capital SA	5.275%	9/10/2054	24,174	23,210
	TotalEnergies Capital SA	5.638%	4/5/2064	22,020	21,769
	TotalEnergies Capital SA	5.425%	9/10/2064	38,337	36,522

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Whistler Pipeline LLC	5.400%	9/30/2029	7,725	8,024
[7]	Whistler Pipeline LLC	5.700%	9/30/2031	5,790	6,078
					1,657,356
Financials (8.7%)
[7]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/2029	37,660	39,086
[7]	Abu Dhabi Developmental Holding Co. PJSC	4.375%	10/2/2031	38,985	39,061
[7]	Abu Dhabi Developmental Holding Co. PJSC	5.500%	5/8/2034	59,425	62,809
	ACE Capital Trust II	9.700%	4/1/2030	20,000	23,909
	AerCap Ireland Capital DAC	3.000%	10/29/2028	6,985	6,792
	AerCap Ireland Capital DAC	3.300%	1/30/2032	3,550	3,316
[7]	AIB Group plc	5.871%	3/28/2035	16,510	17,591
	Allstate Corp.	5.250%	3/30/2033	10,000	10,439
	Allstate Corp.	5.550%	5/9/2035	6,611	7,025
	Allstate Corp.	3.850%	8/10/2049	4,741	3,648
	American Express Co.	4.731%	4/25/2029	29,025	29,497
	American Express Co.	4.351%	7/20/2029	4,845	4,888
	American Express Co.	5.282%	7/27/2029	9,700	9,992
	American Express Co.	6.489%	10/30/2031	3,295	3,607
	American Express Co.	4.918%	7/20/2033	38,031	38,891
	American Express Co.	4.420%	8/3/2033	8,245	8,233
	American Express Co.	5.043%	5/1/2034	14,386	14,763
	American Express Co.	5.625%	7/28/2034	6,675	7,002
	American Express Co.	5.915%	4/25/2035	8,900	9,506
	American Express Co.	5.284%	7/26/2035	39,245	40,690
	American Express Co.	5.442%	1/30/2036	7,600	7,917
	American Express Co.	5.667%	4/25/2036	29,880	31,624
	American Express Co.	4.804%	10/24/2036	20,251	20,060
	American International Group Inc.	4.850%	5/7/2030	8,615	8,845
	American International Group Inc.	5.125%	3/27/2033	20,145	20,788
	American International Group Inc.	4.750%	4/1/2048	4,675	4,192
	Ameriprise Financial Inc.	5.700%	12/15/2028	16,748	17,522
	Ameriprise Financial Inc.	4.500%	5/13/2032	11,845	11,963
	Ameriprise Financial Inc.	5.150%	5/15/2033	16,715	17,331
	Arthur J Gallagher & Co.	4.850%	12/15/2029	4,450	4,558
[7]	Athene Global Funding	2.717%	1/7/2029	33,350	31,688
[7]	Athene Global Funding	5.583%	1/9/2029	28,585	29,261
[7]	Athene Global Funding	4.721%	10/8/2029	39,962	40,112
[7]	Athene Global Funding	5.380%	1/7/2030	43,770	44,515
[7]	Athene Global Funding	5.033%	7/17/2030	8,202	8,280
[7]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/2035	22,135	20,221
[7]	Aviation Capital Group LLC	1.950%	9/20/2026	14,298	14,125
[5]	Banco Santander SA	5.365%	7/15/2028	25,400	25,847
	Banco Santander SA	4.551%	11/6/2030	54,000	54,425
	Banco Santander SA	2.749%	12/3/2030	8,400	7,726
[5]	Bank of America Corp.	4.948%	7/22/2028	8,415	8,519
	Bank of America Corp.	6.204%	11/10/2028	9,700	10,046
[5]	Bank of America Corp.	3.419%	12/20/2028	8,681	8,592
	Bank of America Corp.	5.202%	4/25/2029	18,685	19,142
[5]	Bank of America Corp.	4.271%	7/23/2029	65,865	66,227
	Bank of America Corp.	5.819%	9/15/2029	14,175	14,782
[5]	Bank of America Corp.	3.974%	2/7/2030	80,000	79,876
[5]	Bank of America Corp.	3.194%	7/23/2030	35,285	34,297
	Bank of America Corp.	5.162%	1/24/2031	17,322	17,976
[5]	Bank of America Corp.	2.496%	2/13/2031	50,870	47,757
[5]	Bank of America Corp.	2.592%	4/29/2031	12,445	11,693
	Bank of America Corp.	4.571%	4/27/2033	29,200	29,334
[5]	Bank of America Corp.	5.015%	7/22/2033	29,430	30,258
	Bank of America Corp.	5.288%	4/25/2034	9,695	10,065
	Bank of America Corp.	5.872%	9/15/2034	75,105	80,575
	Bank of America Corp.	5.511%	1/24/2036	74,137	77,714
	Bank of America Corp.	5.464%	5/9/2036	9,695	10,156
	Bank of America Corp.	3.846%	3/8/2037	40,872	38,673
[5]	Bank of America Corp.	5.875%	2/7/2042	9,965	10,717
	Bank of America Corp.	3.311%	4/22/2042	55,635	44,223
[5]	Bank of America Corp.	5.000%	1/21/2044	39,433	38,315
[5]	Bank of America Corp.	3.946%	1/23/2049	5,380	4,333
[5]	Bank of America Corp.	4.330%	3/15/2050	51,211	43,422
	Bank of America Corp.	2.972%	7/21/2052	65,950	43,568
	Bank of New York Mellon Corp.	4.729%	4/20/2029	10,395	10,567

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of New York Mellon Corp.	5.060%	7/22/2032	6,460	6,720
[5]	Bank of New York Mellon Corp.	5.834%	10/25/2033	37,940	41,072
	Bank of New York Mellon Corp.	4.706%	2/1/2034	14,535	14,712
[5]	Bank of New York Mellon Corp.	4.967%	4/26/2034	34,820	35,716
[5]	Bank of New York Mellon Corp.	6.474%	10/25/2034	8,245	9,246
[5]	Bank of New York Mellon Corp.	5.188%	3/14/2035	1,615	1,680
[7]	Banque Federative du Credit Mutuel SA	4.591%	10/16/2028	40,490	40,994
[7]	Banque Federative du Credit Mutuel SA	5.538%	1/22/2030	41,177	43,066
	Barclays plc	2.279%	11/24/2027	14,930	14,735
	Barclays plc	5.086%	2/25/2029	24,695	25,149
	Barclays plc	4.476%	11/11/2029	40,075	40,379
	Barclays plc	5.367%	2/25/2031	12,925	13,413
	Barclays plc	2.667%	3/10/2032	40,502	37,251
	Barclays plc	3.330%	11/24/2042	27,170	21,159
	BlackRock Funding Inc.	5.250%	3/14/2054	21,680	20,832
	BlackRock Funding Inc.	5.350%	1/8/2055	11,470	11,130
	Blackrock Inc.	2.100%	2/25/2032	24,849	22,165
	Blackrock Inc.	4.750%	5/25/2033	49,120	50,546
[7]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/2032	22,680	20,318
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	11,900	11,915
[7]	BNP Paribas SA	3.500%	11/16/2027	69,325	68,838
[7]	BNP Paribas SA	2.591%	1/20/2028	25,560	25,243
[7]	BNP Paribas SA	5.335%	6/12/2029	36,955	37,977
[7]	BNP Paribas SA	5.497%	5/20/2030	8,245	8,556
[7]	BNP Paribas SA	5.085%	5/9/2031	9,500	9,769
[7]	BNP Paribas SA	5.786%	1/13/2033	16,975	17,973
[7]	BPCE SA	2.045%	10/19/2027	25,245	24,942
[7]	BPCE SA	3.500%	10/23/2027	64,230	63,767
[7]	BPCE SA	5.281%	5/30/2029	19,230	19,914
[7]	BPCE SA	2.700%	10/1/2029	50,000	47,605
[7]	BPCE SA	5.876%	1/14/2031	51,825	54,485
[7]	BPCE SA	5.389%	5/28/2031	18,355	19,001
[7]	BPCE SA	7.003%	10/19/2034	6,675	7,518
[7]	BPCE SA	5.936%	5/30/2035	10,150	10,710
[7]	BPCE SA	5.417%	1/13/2037	54,000	54,358
[7]	Brighthouse Financial Global Funding	1.550%	5/24/2026	20,210	20,066
[7]	Brighthouse Financial Global Funding	2.000%	6/28/2028	16,275	15,328
[7]	Brighthouse Financial Global Funding	5.650%	6/10/2029	39,595	40,446
[7]	CaixaBank SA	4.634%	7/3/2029	41,295	41,794
[7]	CaixaBank SA	4.885%	7/3/2031	37,050	37,799
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	22,040	22,172
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	30,565	31,087
	Capital One Financial Corp.	7.149%	10/29/2027	15,235	15,537
	Capital One Financial Corp.	6.312%	6/8/2029	6,175	6,457
	Capital One Financial Corp.	5.700%	2/1/2030	11,802	12,289
[5]	Capital One Financial Corp.	7.624%	10/30/2031	36,606	41,354
	Charles Schwab Corp.	2.000%	3/20/2028	20,309	19,612
	Chubb INA Holdings LLC	6.000%	5/11/2037	50,000	54,709
[5]	Citigroup Inc.	3.070%	2/24/2028	65,000	64,374
	Citigroup Inc.	4.125%	7/25/2028	9,025	9,036
	Citigroup Inc.	5.174%	2/13/2030	4,845	4,991
	Citigroup Inc.	4.952%	5/7/2031	41,579	42,703
	Citigroup Inc.	4.503%	9/11/2031	18,095	18,239
[5]	Citigroup Inc.	5.333%	3/27/2036	24,311	25,047
	Citigroup Inc.	5.174%	9/11/2036	18,805	19,122
[5]	Citigroup Inc.	3.878%	1/24/2039	37,030	33,005
	Citigroup Inc.	2.904%	11/3/2042	19,370	14,414
[7]	CNO Global Funding	5.875%	6/4/2027	34,533	35,209
[7]	CNO Global Funding	4.875%	12/10/2027	6,940	7,006
[7]	CNO Global Funding	2.650%	1/6/2029	12,585	12,023
[7]	Commonwealth Bank of Australia	5.071%	9/14/2028	36,585	37,881
[7]	Commonwealth Bank of Australia	2.688%	3/11/2031	74,015	68,251
[7]	Commonwealth Bank of Australia	3.784%	3/14/2032	9,885	9,525
[7]	Cooperatieve Rabobank UA	4.655%	8/22/2028	26,667	26,925
[7]	Corebridge Global Funding	5.900%	9/19/2028	8,525	8,898
[7]	Corebridge Global Funding	5.200%	1/12/2029	21,335	21,962
[7]	Corebridge Global Funding	5.200%	6/24/2029	14,205	14,615
[7]	Credit Agricole SA	4.631%	9/11/2028	32,140	32,406
[7]	Credit Agricole SA	6.316%	10/3/2029	16,442	17,310
[7]	Credit Agricole SA	4.656%	1/12/2032	42,005	42,322

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Credit Agricole SA	5.862%	1/9/2036	7,600	8,070
[7]	Danske Bank A/S	1.549%	9/10/2027	55,460	54,787
[7]	Danske Bank A/S	5.705%	3/1/2030	1,915	1,999
	Deutsche Bank AG	6.720%	1/18/2029	1,660	1,735
	Deutsche Bank AG	6.819%	11/20/2029	1,765	1,880
	Deutsche Bank AG	4.469%	12/10/2031	27,725	27,886
[7]	DNB Bank ASA	1.535%	5/25/2027	44,030	43,761
[7]	DNB Bank ASA	1.605%	3/30/2028	45,870	44,746
[7]	Equitable America Global Funding	3.950%	9/15/2027	5,380	5,374
[7]	Equitable Financial Life Global Funding	1.400%	8/27/2027	18,220	17,560
[7]	Equitable Financial Life Global Funding	4.875%	11/19/2027	8,245	8,365
[7]	Equitable Financial Life Global Funding	1.800%	3/8/2028	28,220	26,976
[7]	Farmers Exchange Capital	7.050%	7/15/2028	25,000	26,169
[7]	Federation des Caisses Desjardins du Quebec	5.147%	11/27/2028	35,825	37,253
[7]	Federation des Caisses Desjardins du Quebec	5.250%	4/26/2029	87,697	90,958
[7]	Federation des Caisses Desjardins du Quebec	4.565%	8/26/2030	29,580	29,961
	Fifth Third Bancorp	4.055%	4/25/2028	15,040	15,034
	Fifth Third Bancorp	4.337%	4/25/2033	32,330	31,951
[7]	GA Global Funding Trust	5.200%	12/9/2031	17,715	17,895
	Goldman Sachs Group Inc.	2.640%	2/24/2028	2,710	2,674
[5]	Goldman Sachs Group Inc.	3.691%	6/5/2028	15,125	15,059
	Goldman Sachs Group Inc.	4.148%	1/21/2029	57,342	57,359
[5]	Goldman Sachs Group Inc.	3.814%	4/23/2029	1,225	1,218
[5]	Goldman Sachs Group Inc.	4.223%	5/1/2029	62,140	62,295
	Goldman Sachs Group Inc.	3.800%	3/15/2030	16,740	16,568
	Goldman Sachs Group Inc.	5.049%	7/23/2030	5,700	5,846
	Goldman Sachs Group Inc.	4.692%	10/23/2030	9,500	9,647
	Goldman Sachs Group Inc.	5.218%	4/23/2031	20,000	20,708
	Goldman Sachs Group Inc.	4.516%	1/21/2032	94,243	94,816
	Goldman Sachs Group Inc.	1.992%	1/27/2032	30,600	27,375
	Goldman Sachs Group Inc.	2.615%	4/22/2032	88,125	80,917
	Goldman Sachs Group Inc.	2.383%	7/21/2032	79,000	71,237
	Goldman Sachs Group Inc.	2.650%	10/21/2032	14,050	12,786
	Goldman Sachs Group Inc.	3.102%	2/24/2033	15,000	13,908
	Goldman Sachs Group Inc.	4.939%	10/21/2036	5,700	5,675
	Goldman Sachs Group Inc.	5.065%	1/21/2037	155,116	156,163
	Goldman Sachs Group Inc.	6.750%	10/1/2037	43,995	49,304
[5]	Goldman Sachs Group Inc.	4.800%	7/8/2044	25,675	23,708
	Goldman Sachs Group Inc.	5.541%	1/21/2047	12,945	12,878
	HSBC Holdings plc	5.887%	8/14/2027	45,153	45,534
[5]	HSBC Holdings plc	4.041%	3/13/2028	21,805	21,812
	HSBC Holdings plc	5.597%	5/17/2028	69,410	70,655
	HSBC Holdings plc	7.390%	11/3/2028	43,471	45,789
	HSBC Holdings plc	4.899%	3/3/2029	40,820	41,457
[5]	HSBC Holdings plc	4.583%	6/19/2029	43,327	43,742
	HSBC Holdings plc	2.206%	8/17/2029	44,345	42,364
	HSBC Holdings plc	5.240%	5/13/2031	33,800	35,009
[5]	HSBC Holdings plc	2.357%	8/18/2031	48,710	44,835
	HSBC Holdings plc	4.619%	11/6/2031	25,170	25,452
	HSBC Holdings plc	2.804%	5/24/2032	36,410	33,596
	HSBC Holdings plc	6.254%	3/9/2034	9,700	10,595
	HSBC Holdings plc	6.100%	1/14/2042	38,220	41,727
	Huntington National Bank	4.552%	5/17/2028	11,240	11,317
	Intercontinental Exchange Inc.	4.350%	6/15/2029	8,575	8,685
	Intercontinental Exchange Inc.	4.200%	3/15/2031	31,757	31,965
	Intercontinental Exchange Inc.	4.600%	3/15/2033	38,595	39,142
	Intercontinental Exchange Inc.	2.650%	9/15/2040	38,055	28,422
	Intercontinental Exchange Inc.	3.000%	6/15/2050	55,832	36,843
	Intercontinental Exchange Inc.	4.950%	6/15/2052	90,501	82,658
	JPMorgan Chase & Co.	2.069%	6/1/2029	21,231	20,354
[5]	JPMorgan Chase & Co.	4.452%	12/5/2029	84,735	85,619
	JPMorgan Chase & Co.	5.012%	1/23/2030	24,600	25,278
[5]	JPMorgan Chase & Co.	3.702%	5/6/2030	16,000	15,836
	JPMorgan Chase & Co.	4.603%	10/22/2030	77,025	78,424
	JPMorgan Chase & Co.	5.140%	1/24/2031	36,085	37,441
	JPMorgan Chase & Co.	5.103%	4/22/2031	56,665	58,755
	JPMorgan Chase & Co.	2.580%	4/22/2032	58,675	54,083
	JPMorgan Chase & Co.	4.586%	4/26/2033	30,000	30,272
	JPMorgan Chase & Co.	4.912%	7/25/2033	24,540	25,168
	JPMorgan Chase & Co.	5.350%	6/1/2034	49,830	52,147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	5.336%	1/23/2035	19,350	20,150
	JPMorgan Chase & Co.	5.294%	7/22/2035	18,000	18,675
	JPMorgan Chase & Co.	5.572%	4/22/2036	104,305	110,105
	JPMorgan Chase & Co.	5.576%	7/23/2036	10,580	10,996
[5]	JPMorgan Chase & Co.	3.109%	4/22/2041	19,440	15,386
	JPMorgan Chase & Co.	5.600%	7/15/2041	96,000	100,400
	JPMorgan Chase & Co.	5.400%	1/6/2042	18,035	18,470
	JPMorgan Chase & Co.	3.157%	4/22/2042	50,000	39,076
	JPMorgan Chase & Co.	5.625%	8/16/2043	16,100	16,594
	JPMorgan Chase & Co.	4.950%	6/1/2045	15,000	14,232
[5]	JPMorgan Chase & Co.	3.964%	11/15/2048	170,535	138,979
[5]	JPMorgan Chase & Co.	3.109%	4/22/2051	19,885	13,634
[7]	KBC Group NV	5.796%	1/19/2029	3,602	3,718
[7]	KBC Group NV	6.324%	9/21/2034	24,055	26,459
[7]	Liberty Mutual Group Inc.	4.569%	2/1/2029	23,725	23,909
[7]	Liberty Mutual Group Inc.	5.500%	6/15/2052	26,870	25,452
[7]	Liberty Mutual Insurance Co.	7.875%	10/15/2026	31,210	31,877
[7]	Lincoln Financial Global Funding	4.625%	5/28/2028	10,065	10,150
[5]	Lloyds Banking Group plc	3.574%	11/7/2028	7,275	7,227
	Lloyds Banking Group plc	5.087%	11/26/2028	23,710	24,154
	Lloyds Banking Group plc	4.818%	6/13/2029	28,900	29,376
	Lloyds Banking Group plc	5.721%	6/5/2030	14,000	14,687
	Lloyds Banking Group plc	4.425%	11/4/2031	54,315	54,537
	Lloyds Banking Group plc	5.679%	1/5/2035	17,500	18,520
[7]	LSEG Finance plc	2.000%	4/6/2028	24,615	23,617
[7]	LSEG Finance plc	2.500%	4/6/2031	8,604	7,850
[7]	Lseg US Fin Corp.	5.297%	3/28/2034	8,475	8,749
[7]	Macquarie Group Ltd.	1.935%	4/14/2028	42,835	41,841
[7]	Macquarie Group Ltd.	2.871%	1/14/2033	50,277	46,173
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	78,846	79,973
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	23,405	23,648
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	4,965	4,493
	Marsh & McLennan Cos. Inc.	2.900%	12/15/2051	20,255	12,880
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2053	7,835	7,545
[7]	Met Tower Global Funding	5.250%	4/12/2029	11,205	11,606
	MetLife Inc.	4.125%	8/13/2042	15,565	13,242
	MetLife Inc.	4.875%	11/13/2043	17,000	15,742
	MetLife Inc.	5.000%	7/15/2052	15,634	14,134
[7]	Metropolitan Life Global Funding I	3.000%	9/19/2027	21,455	21,196
[7]	Metropolitan Life Global Funding I	4.300%	8/25/2029	15,345	15,480
[7]	Metropolitan Life Global Funding I	2.400%	1/11/2032	53,825	48,450
[7]	Metropolitan Life Global Funding I	5.150%	3/28/2033	16,475	17,138
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	31,915	32,389
[5]	Morgan Stanley	3.772%	1/24/2029	64,293	64,030
	Morgan Stanley	4.238%	1/9/2030	31,020	31,119
	Morgan Stanley	5.173%	1/16/2030	30,000	30,831
	Morgan Stanley	5.042%	7/19/2030	5,700	5,859
	Morgan Stanley	5.230%	1/15/2031	33,615	34,802
[5]	Morgan Stanley	2.699%	1/22/2031	74,290	70,244
	Morgan Stanley	4.493%	1/16/2032	14,265	14,338
[5]	Morgan Stanley	1.928%	4/28/2032	50,000	44,359
[5]	Morgan Stanley	2.239%	7/21/2032	81,175	72,788
[5]	Morgan Stanley	2.511%	10/20/2032	36,580	33,155
	Morgan Stanley	2.943%	1/21/2033	31,555	29,055
	Morgan Stanley	5.466%	1/18/2035	19,775	20,665
	Morgan Stanley	5.587%	1/18/2036	15,950	16,763
	Morgan Stanley	5.664%	4/17/2036	45,800	48,400
	Morgan Stanley	2.484%	9/16/2036	31,080	27,501
	Morgan Stanley	4.300%	1/27/2045	18,360	16,002
[5]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	58,125	58,489
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	41,000	41,142
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	31,310	31,872
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	45,735	45,996
[7]	Mutual of Omaha Cos. Global Funding	5.000%	4/1/2030	17,715	18,184
[7]	National Australia Bank Ltd.	5.134%	11/28/2028	51,330	53,357
[7]	National Australia Bank Ltd.	2.332%	8/21/2030	75,550	69,349
[7]	National Securities Clearing Corp.	5.100%	11/21/2027	52,090	53,250
[7]	Nationwide Building Society	4.649%	7/14/2029	22,060	22,309
[7]	Nationwide Building Society	5.537%	7/14/2036	15,515	16,124
[7]	Nationwide Financial Services Inc.	3.900%	11/30/2049	48,905	37,974

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Nationwide Mutual Insurance Co.	4.350%	4/30/2050	41,675	33,273
[7]	NBK SPC Ltd.	1.625%	9/15/2027	67,900	66,712
[7]	New York Life Global Funding	5.000%	1/9/2034	39,770	40,884
[7]	New York Life Insurance Co.	5.875%	5/15/2033	55,395	59,173
[7]	New York Life Insurance Co.	3.750%	5/15/2050	9,245	7,006
[7]	NLG Global Funding	4.350%	9/15/2030	21,250	21,299
[7]	Northwestern Mutual Global Funding	5.160%	5/28/2031	27,865	29,085
[7]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/2047	30,684	24,497
[7]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/2059	9,324	6,668
[7]	Nuveen LLC	5.550%	1/15/2030	4,255	4,440
[7]	Nuveen LLC	5.850%	4/15/2034	9,655	10,241
[7]	Penske Truck Leasing Co. LP	5.875%	11/15/2027	42,565	43,756
[7]	Penske Truck Leasing Co. LP	5.700%	2/1/2028	37,855	38,890
[7]	Penske Truck Leasing Co. LP	6.050%	8/1/2028	37,310	38,879
[7]	Penske Truck Leasing Co. LP	5.350%	3/30/2029	13,045	13,486
[7]	Penske Truck Leasing Co. LP	5.250%	7/1/2029	4,675	4,826
[7]	Penske Truck Leasing Co. LP	5.250%	2/1/2030	12,495	12,926
[7]	Penske Truck Leasing Co. LP	6.200%	6/15/2030	7,282	7,815
[5]	PNC Bank NA	3.100%	10/25/2027	41,975	41,517
[5]	PNC Bank NA	3.250%	1/22/2028	60,465	59,962
[7]	Pricoa Global Funding I	5.100%	5/30/2028	33,975	34,880
[7]	Pricoa Global Funding I	4.700%	5/28/2030	6,975	7,105
[7]	Pricoa Global Funding I	4.650%	8/27/2031	17,999	18,341
[7]	Principal Life Global Funding II	2.500%	9/16/2029	19,510	18,444
	Progressive Corp.	4.950%	6/15/2033	54,414	56,084
[7]	Prologis Targeted US Logistics Fund LP	5.250%	1/15/2035	18,116	18,643
[7]	Protective Life Global Funding	4.803%	6/5/2030	10,855	11,081
[7]	Protective Life Global Funding	5.432%	1/14/2032	20,580	21,632
[7]	RGA Global Funding	4.350%	8/25/2028	16,520	16,618
[7]	RGA Global Funding	2.700%	1/18/2029	14,330	13,742
[7]	RGA Global Funding	5.448%	5/24/2029	19,510	20,260
[7]	RGA Global Funding	5.250%	1/9/2030	31,635	32,780
[7]	RGA Global Funding	5.500%	1/11/2031	16,515	17,287
[7]	RGA Global Funding	5.050%	12/6/2031	39,225	40,245
[7]	RGA Global Funding	5.000%	8/25/2032	8,585	8,713
[5]	Royal Bank of Canada	5.000%	2/1/2033	44,538	46,187
[7]	Sammons Financial Group Global Funding	5.100%	12/10/2029	14,950	15,352
[7]	Sammons Financial Group Global Funding	4.950%	6/12/2030	36,795	37,512
[7]	Societe Generale SA	5.400%	4/10/2037	39,385	39,623
[7]	Standard Chartered plc	6.301%	1/9/2029	32,130	33,356
[7]	Standard Chartered plc	5.545%	1/21/2029	45,955	47,139
[7]	Standard Chartered plc	5.005%	10/15/2030	10,150	10,396
	State Street Corp.	4.834%	4/24/2030	20,975	21,612
	State Street Corp.	4.821%	1/26/2034	14,655	14,941
	State Street Corp.	5.146%	2/28/2036	22,055	22,701
[7]	Swedbank AB	4.998%	11/20/2029	43,980	45,661
[7]	Teachers Insurance & Annuity Association of America	4.270%	5/15/2047	42,390	35,646
	Toronto-Dominion Bank	4.456%	6/8/2032	13,271	13,370
	Travelers Cos. Inc.	5.050%	7/24/2035	5,495	5,640
	UBS AG	5.650%	9/11/2028	52,280	54,510
[7]	UBS Group AG	3.869%	1/12/2029	15,905	15,852
[7]	UBS Group AG	5.428%	2/8/2030	11,550	11,965
[7]	UBS Group AG	5.617%	9/13/2030	20,930	21,918
[7]	UBS Group AG	2.095%	2/11/2032	23,650	21,274
[7]	UBS Group AG	3.091%	5/14/2032	68,085	63,743
[7]	UBS Group AG	6.301%	9/22/2034	33,335	36,546
[7]	UBS Group AG	5.580%	5/9/2036	27,325	28,488
[7]	UBS Group AG	3.179%	2/11/2043	36,770	28,192
[7]	UniCredit SpA	1.982%	6/3/2027	35,165	34,974
[7]	UniCredit SpA	3.127%	6/3/2032	35,545	33,254
[5]	Wells Fargo & Co.	4.900%	1/24/2028	20,000	20,156
[5]	Wells Fargo & Co.	3.526%	3/24/2028	19,500	19,396
[5]	Wells Fargo & Co.	5.574%	7/25/2029	9,900	10,245
	Wells Fargo & Co.	6.303%	10/23/2029	53,260	56,181
	Wells Fargo & Co.	5.198%	1/23/2030	9,900	10,199
[5]	Wells Fargo & Co.	2.879%	10/30/2030	8,400	8,036
	Wells Fargo & Co.	5.244%	1/24/2031	21,785	22,611
[5]	Wells Fargo & Co.	2.572%	2/11/2031	78,648	74,017
	Wells Fargo & Co.	5.150%	4/23/2031	9,695	10,035
[5]	Wells Fargo & Co.	3.350%	3/2/2033	47,521	44,625

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Wells Fargo & Co.	4.897%	7/25/2033	51,764	52,779
	Wells Fargo & Co.	5.389%	4/24/2034	20,020	20,853
	Wells Fargo & Co.	5.606%	1/15/2044	71,831	71,466
[5]	Wells Fargo & Co.	4.650%	11/4/2044	10,315	9,066
	Wells Fargo & Co.	3.900%	5/1/2045	8,075	6,601
[5]	Wells Fargo & Co.	4.900%	11/17/2045	19,160	17,256
[5]	Wells Fargo & Co.	4.400%	6/14/2046	73,300	61,657
[5]	Wells Fargo & Co.	4.750%	12/7/2046	23,150	20,475
[5]	Wells Fargo & Co.	4.611%	4/25/2053	84,025	72,409
	Willis North America Inc.	4.550%	3/15/2031	8,465	8,473
					10,425,261
Health Care (2.3%)
[4]	Abbott Laboratories	4.650%	3/15/2036	56,554	56,523
	AbbVie Inc.	4.950%	3/15/2031	33,475	34,839
[4]	AbbVie Inc.	4.400%	3/15/2033	54,960	55,198
	AbbVie Inc.	5.200%	3/15/2035	18,300	19,062
	AbbVie Inc.	4.500%	5/14/2035	65,475	64,881
[4]	AbbVie Inc.	4.750%	3/15/2036	37,165	37,370
	AbbVie Inc.	5.350%	3/15/2044	18,173	18,190
	AbbVie Inc.	4.850%	6/15/2044	5,100	4,795
	AbbVie Inc.	4.700%	5/14/2045	29,271	26,828
	AbbVie Inc.	4.450%	5/14/2046	22,929	20,320
	AbbVie Inc.	4.875%	11/14/2048	27,896	25,745
[5]	AdventHealth Obligated Group	2.795%	11/15/2051	30,030	19,261
[5]	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	7,210	6,712
[5]	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	8,980	6,173
[7]	Alcon Finance Corp.	2.600%	5/27/2030	5,665	5,336
[7]	Alcon Finance Corp.	5.375%	12/6/2032	8,550	8,990
[5]	Ascension Health	4.078%	11/15/2028	7,920	7,969
[5]	Ascension Health	2.532%	11/15/2029	22,515	21,492
[5]	Ascension Health	4.294%	11/15/2030	35,025	35,397
[5]	Ascension Health	4.923%	11/15/2035	15,090	15,407
[5]	Ascension Health	4.847%	11/15/2053	23,970	22,186
	AstraZeneca plc	4.000%	1/17/2029	44,555	44,854
	AstraZeneca plc	6.450%	9/15/2037	15,140	17,343
	Banner Health	2.907%	1/1/2042	29,965	22,756
[5]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	7,920	5,325
[5]	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	20,339	20,476
[5]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	17,085	16,806
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	8,245	7,582
	Bristol-Myers Squibb Co.	2.350%	11/13/2040	9,697	6,999
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	63,155	51,863
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	5,703	4,993
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	55,913	46,496
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	7,600	5,585
[5]	Cedars-Sinai Health System	2.288%	8/15/2031	43,795	40,031
[5]	Children's Hospital Corp.	2.585%	2/1/2050	5,460	3,453
	CommonSpirit Health	3.347%	10/1/2029	36,655	35,693
	CommonSpirit Health	2.782%	10/1/2030	21,827	20,533
	CommonSpirit Health	5.205%	12/1/2031	40,770	42,505
	CommonSpirit Health	4.825%	9/1/2035	14,795	14,821
[5]	CommonSpirit Health	4.975%	9/1/2035	16,065	16,165
[5]	CommonSpirit Health	4.350%	11/1/2042	28,315	25,274
	CommonSpirit Health	3.910%	10/1/2050	4,370	3,368
	CommonSpirit Health	5.662%	9/1/2055	735	734
[5]	Cottage Health Obligated Group	3.304%	11/1/2049	9,875	7,118
[7]	CSL Finance plc	4.250%	4/27/2032	31,340	31,150
[7]	CSL Finance plc	4.750%	4/27/2052	1,160	1,025
	CVS Health Corp.	5.400%	6/1/2029	4,125	4,287
	CVS Health Corp.	5.300%	6/1/2033	17,945	18,591
	CVS Health Corp.	5.700%	6/1/2034	9,700	10,230
	CVS Health Corp.	5.300%	12/5/2043	6,834	6,441
	Elevance Health Inc.	4.101%	3/1/2028	8,486	8,505
	Elevance Health Inc.	2.550%	3/15/2031	26,925	24,799
	Elevance Health Inc.	5.500%	10/15/2032	7,525	7,940
	Eli Lilly & Co.	4.875%	2/27/2053	8,710	8,018
	Eli Lilly & Co.	5.050%	8/14/2054	13,505	12,737
	Eli Lilly & Co.	5.500%	2/12/2055	27,945	28,151
	Eli Lilly & Co.	4.950%	2/27/2063	7,570	6,876

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eli Lilly & Co.	5.200%	8/14/2064	4,570	4,307
	Gilead Sciences Inc.	2.600%	10/1/2040	24,487	18,326
	Gilead Sciences Inc.	4.150%	3/1/2047	14,930	12,534
	HCA Inc.	5.450%	4/1/2031	10,175	10,652
	HCA Inc.	5.500%	6/15/2047	11,135	10,609
	HCA Inc.	5.250%	6/15/2049	16,830	15,371
	HCA Inc.	6.000%	4/1/2054	10,475	10,486
	HCA Inc.	6.200%	3/1/2055	19,423	19,928
	Humana Inc.	5.875%	3/1/2033	17,155	17,955
	Humana Inc.	5.950%	3/15/2034	9,700	10,168
[5]	Indiana University Health Inc. Obligated Group	2.852%	11/1/2051	12,370	8,055
	Inova Health System Foundation	4.068%	5/15/2052	20,740	16,892
	Kaiser Foundation Hospitals	3.150%	5/1/2027	10,731	10,669
[5]	Kaiser Foundation Hospitals	2.810%	6/1/2041	37,455	28,576
	Kaiser Foundation Hospitals	4.150%	5/1/2047	14,000	11,980
[5]	Kaiser Foundation Hospitals	3.002%	6/1/2051	36,720	24,835
[5]	Mass General Brigham Inc.	3.192%	7/1/2049	12,361	8,849
[5]	Mass General Brigham Inc.	3.342%	7/1/2060	32,045	21,782
[5]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	18,985	12,960
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	5,380	4,470
[5]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	5,910	4,980
	Merck & Co. Inc.	4.550%	9/15/2032	61,855	63,300
	Merck & Co. Inc.	4.450%	12/4/2032	7,580	7,680
	Merck & Co. Inc.	4.950%	9/15/2035	82,975	85,067
	Merck & Co. Inc.	4.750%	12/4/2035	21,575	21,784
	Merck & Co. Inc.	4.150%	5/18/2043	22,090	19,386
	Merck & Co. Inc.	4.000%	3/7/2049	32,385	26,312
	Merck & Co. Inc.	2.750%	12/10/2051	9,697	6,088
	Merck & Co. Inc.	5.700%	9/15/2055	59,135	60,314
	Merck & Co. Inc.	5.550%	12/4/2055	33,423	33,488
	Merck & Co. Inc.	5.700%	12/4/2065	9,700	9,741
	New York & Presbyterian Hospital	2.256%	8/1/2040	7,090	5,116
	Novartis Capital Corp.	4.400%	5/6/2044	25,896	23,548
	OhioHealth Corp.	2.297%	11/15/2031	26,665	24,335
	OhioHealth Corp.	2.834%	11/15/2041	16,515	12,615
	PeaceHealth Obligated Group	4.335%	11/15/2028	9,205	9,271
	PeaceHealth Obligated Group	4.855%	11/15/2032	7,645	7,807
	Pfizer Inc.	3.450%	3/15/2029	70,335	69,832
	Pfizer Inc.	1.700%	5/28/2030	6,065	5,548
	Pfizer Inc.	4.100%	9/15/2038	53,995	50,166
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	15,400	15,719
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	26,307	25,576
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	36,489	34,956
[5]	Piedmont Healthcare Inc.	2.044%	1/1/2032	8,825	7,860
[5]	Piedmont Healthcare Inc.	2.719%	1/1/2042	8,830	6,477
	Piedmont Healthcare Inc.	2.864%	1/1/2052	11,725	7,686
[5]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	17,470	16,558
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	23,270	24,382
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	14,986	15,673
[5]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	11,805	9,414
[7]	Roche Holdings Inc.	2.607%	12/13/2051	8,330	5,214
	Royalty Pharma plc	2.200%	9/2/2030	4,275	3,922
	Royalty Pharma plc	5.400%	9/2/2034	8,495	8,783
	Royalty Pharma plc	3.300%	9/2/2040	5,158	4,072
	Royalty Pharma plc	3.550%	9/2/2050	9,555	6,760
[5]	SSM Health Care Corp.	3.823%	6/1/2027	34,910	34,882
[5]	Sutter Health	2.294%	8/15/2030	9,670	8,978
[5]	Sutter Health	5.213%	8/15/2032	12,505	13,120
[5]	Sutter Health	5.537%	8/15/2035	34,775	36,951
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	26,687	24,629
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	14,709	15,339
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	13,665	10,663
	Toledo Hospital	5.750%	11/15/2038	8,920	9,020
	UnitedHealth Group Inc.	3.850%	6/15/2028	34,565	34,576
	UnitedHealth Group Inc.	2.000%	5/15/2030	7,515	6,939
	UnitedHealth Group Inc.	2.300%	5/15/2031	14,960	13,646
	UnitedHealth Group Inc.	4.625%	7/15/2035	4,845	4,816
	UnitedHealth Group Inc.	3.500%	8/15/2039	7,480	6,281
	UnitedHealth Group Inc.	2.750%	5/15/2040	8,505	6,397
	UnitedHealth Group Inc.	5.950%	2/15/2041	10,250	10,884

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	3.050%	5/15/2041	13,467	10,345
	UnitedHealth Group Inc.	4.250%	3/15/2043	47,400	40,945
	UnitedHealth Group Inc.	5.500%	7/15/2044	8,160	8,124
	UnitedHealth Group Inc.	4.750%	7/15/2045	20,765	18,777
	UnitedHealth Group Inc.	4.200%	1/15/2047	8,620	7,144
	UnitedHealth Group Inc.	3.750%	10/15/2047	4,985	3,835
	UnitedHealth Group Inc.	4.250%	6/15/2048	39,913	32,939
	UnitedHealth Group Inc.	4.450%	12/15/2048	4,970	4,208
	UnitedHealth Group Inc.	2.900%	5/15/2050	31,449	20,373
	UnitedHealth Group Inc.	3.250%	5/15/2051	40,050	27,301
	UnitedHealth Group Inc.	4.750%	5/15/2052	7,175	6,240
	UnitedHealth Group Inc.	5.875%	2/15/2053	28,326	28,820
	UnitedHealth Group Inc.	5.375%	4/15/2054	7,600	7,207
	UnitedHealth Group Inc.	5.625%	7/15/2054	109,023	107,370
	UnitedHealth Group Inc.	4.950%	5/15/2062	23,902	20,877
[7]	VSP Optical Group Inc.	5.450%	12/1/2035	5,245	5,327
	Wyeth LLC	6.500%	2/1/2034	6,460	7,308
	Wyeth LLC	5.950%	4/1/2037	25,000	27,347
					2,782,639
Industrials (0.8%)
[7]	Ashtead Capital Inc.	2.450%	8/12/2031	17,915	16,174
[7]	Ashtead Capital Inc.	5.500%	8/11/2032	10,173	10,647
[7]	Ashtead Capital Inc.	5.550%	5/30/2033	4,400	4,600
[7]	Ashtead Capital Inc.	5.950%	10/15/2033	8,445	9,010
[7]	Ashtead Capital Inc.	5.800%	4/15/2034	32,455	34,328
[7]	BAE Systems plc	3.400%	4/15/2030	15,580	15,230
[7]	BAE Systems plc	5.250%	3/26/2031	6,175	6,469
[7]	BAE Systems plc	5.300%	3/26/2034	17,945	18,862
	Boeing Co.	5.150%	5/1/2030	9,225	9,554
	Boeing Co.	8.625%	11/15/2031	7,000	8,461
	Boeing Co.	6.528%	5/1/2034	4,524	5,076
	Boeing Co.	5.705%	5/1/2040	26,117	27,179
	Boeing Co.	6.858%	5/1/2054	9,800	11,245
	Boeing Co.	5.930%	5/1/2060	72,101	72,379
	Boeing Co.	7.008%	5/1/2064	11,060	12,849
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	14,790	15,806
	Burlington Northern Santa Fe LLC	4.550%	9/1/2044	6,680	6,033
	Burlington Northern Santa Fe LLC	4.150%	4/1/2045	13,365	11,384
	Burlington Northern Santa Fe LLC	4.050%	6/15/2048	2,715	2,231
	Burlington Northern Santa Fe LLC	3.050%	2/15/2051	9,950	6,685
	Burlington Northern Santa Fe LLC	3.300%	9/15/2051	20,000	14,041
	Burlington Northern Santa Fe LLC	2.875%	6/15/2052	17,935	11,463
	Burlington Northern Santa Fe LLC	4.450%	1/15/2053	2,609	2,235
	Burlington Northern Santa Fe LLC	5.550%	3/15/2056	5,035	5,054
	Canadian National Railway Co.	2.450%	5/1/2050	6,870	4,176
	Canadian Pacific Railway Co.	2.450%	12/2/2031	6,400	5,826
	Canadian Pacific Railway Co.	4.950%	8/15/2045	16,985	16,206
	Caterpillar Inc.	5.200%	5/15/2035	25,685	26,908
[7]	Daimler Truck Finance North America LLC	5.125%	1/19/2028	4,630	4,727
[7]	Daimler Truck Finance North America LLC	4.650%	10/12/2030	14,965	15,202
[7]	Daimler Truck Finance North America LLC	5.375%	1/18/2034	11,760	12,160
	Deere & Co.	7.125%	3/3/2031	17,500	20,052
[7]	Element Fleet Management Corp.	5.643%	3/13/2027	14,900	15,124
[7]	ERAC USA Finance LLC	5.000%	2/15/2029	8,975	9,236
[7]	ERAC USA Finance LLC	4.900%	5/1/2033	45,854	47,090
[7]	ERAC USA Finance LLC	5.200%	10/30/2034	22,750	23,635
[7]	ERAC USA Finance LLC	5.625%	3/15/2042	21,787	22,545
[7]	ERAC USA Finance LLC	5.400%	5/1/2053	27,091	26,934
	Honeywell International Inc.	4.250%	1/15/2029	26,905	27,223
	Honeywell International Inc.	4.875%	9/1/2029	5,325	5,497
	Honeywell International Inc.	5.000%	2/15/2033	16,676	17,385
	Honeywell International Inc.	5.375%	3/1/2041	1,955	2,037
	Honeywell International Inc.	5.250%	3/1/2054	2,305	2,218
	John Deere Capital Corp.	4.500%	1/16/2029	22,410	22,907
	John Deere Capital Corp.	4.400%	9/8/2031	6,400	6,524
[5]	John Deere Capital Corp.	5.150%	9/8/2033	17,329	18,313
	Lockheed Martin Corp.	1.850%	6/15/2030	1,700	1,559
	Lockheed Martin Corp.	4.500%	5/15/2036	8,015	7,992
	Lockheed Martin Corp.	4.700%	5/15/2046	16,665	15,381

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lockheed Martin Corp.	5.700%	11/15/2054	19,676	20,319
	Northrop Grumman Corp.	4.650%	7/15/2030	7,535	7,718
	Northrop Grumman Corp.	5.250%	7/15/2035	9,120	9,550
	Republic Services Inc.	2.375%	3/15/2033	29,945	26,485
	Republic Services Inc.	5.000%	12/15/2033	8,415	8,761
	Republic Services Inc.	5.200%	11/15/2034	4,845	5,067
	RTX Corp.	4.125%	11/16/2028	3,840	3,863
	RTX Corp.	4.450%	11/16/2038	1,210	1,152
[7]	Siemens Financieringsmaatschappij NV	1.700%	3/11/2028	20,360	19,586
[7]	Siemens Financieringsmaatschappij NV	2.150%	3/11/2031	33,030	30,305
[7]	Siemens Financieringsmaatschappij NV	4.400%	5/27/2045	31,740	28,562
	Teledyne Technologies Inc.	2.250%	4/1/2028	30,011	29,032
	Teledyne Technologies Inc.	2.750%	4/1/2031	30,128	28,157
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	16,705	17,575
	Union Pacific Corp.	2.800%	2/14/2032	357	332
	Union Pacific Corp.	3.375%	2/14/2042	17,635	14,144
	Union Pacific Corp.	3.250%	2/5/2050	1,409	990
	Union Pacific Corp.	5.600%	12/1/2054	7,600	7,680
	Union Pacific Corp.	3.750%	2/5/2070	13,510	9,348
[5]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/2026	2,697	2,697
	Waste Connections Inc.	5.250%	9/1/2035	8,710	9,114
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	8,170	8,411
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	9,650	10,156
					1,012,856
Materials (0.3%)
[7]	Anglo American Capital plc	2.625%	9/10/2030	11,975	11,171
	CRH SMW Finance DAC	5.125%	1/9/2030	24,110	24,955
	Glencore Canada Corp.	6.200%	6/15/2035	4,406	4,743
[7]	Glencore Finance Canada Ltd.	6.000%	11/15/2041	2,711	2,858
[7]	Glencore Funding LLC	4.875%	3/12/2029	6,929	7,073
[7]	Glencore Funding LLC	5.371%	4/4/2029	37,393	38,729
[7]	Glencore Funding LLC	5.186%	4/1/2030	13,315	13,770
[7]	Glencore Funding LLC	6.375%	10/6/2030	36,446	39,444
[7]	Glencore Funding LLC	2.625%	9/23/2031	8,527	7,778
[7]	Glencore Funding LLC	5.700%	5/8/2033	1,565	1,663
[7]	Glencore Funding LLC	6.500%	10/6/2033	20,705	23,024
[7]	Glencore Funding LLC	5.634%	4/4/2034	59,017	62,222
[7]	Glencore Funding LLC	5.673%	4/1/2035	37,810	39,921
[7]	Glencore Funding LLC	3.875%	4/27/2051	2,360	1,795
[7]	Glencore Funding LLC	3.375%	9/23/2051	8,466	5,820
[7]	Glencore Funding LLC	5.893%	4/4/2054	24,895	25,499
[7]	Glencore Funding LLC	6.141%	4/1/2055	32,115	33,870
	Rio Tinto Finance USA plc	5.000%	3/14/2032	9,700	10,082
	Rio Tinto Finance USA plc	5.250%	3/14/2035	7,600	7,942
	Rio Tinto Finance USA plc	5.750%	3/14/2055	14,655	15,220
	Rio Tinto Finance USA plc	5.875%	3/14/2065	4,375	4,567
					382,146
Real Estate (0.9%)
	American Tower Corp.	3.800%	8/15/2029	51,672	51,179
	American Tower Corp.	5.000%	1/31/2030	12,275	12,637
	American Tower Corp.	5.900%	11/15/2033	5,845	6,304
	American Tower Corp.	5.450%	2/15/2034	1,615	1,690
	American Tower Corp.	5.350%	3/15/2035	8,160	8,463
	CBRE Services Inc.	4.900%	1/15/2033	4,780	4,836
	Cousins Properties LP	5.250%	7/15/2030	7,360	7,608
	Crown Castle Inc.	4.800%	9/1/2028	10,233	10,404
	Crown Castle Inc.	4.300%	2/15/2029	7,829	7,862
	Crown Castle Inc.	5.600%	6/1/2029	9,760	10,167
	Crown Castle Inc.	4.900%	9/1/2029	12,995	13,248
	Crown Castle Inc.	3.300%	7/1/2030	28,120	26,923
	Crown Castle Inc.	2.250%	1/15/2031	4,561	4,123
	Crown Castle Inc.	2.100%	4/1/2031	17,094	15,249
	Crown Castle Inc.	2.500%	7/15/2031	18,030	16,300
	Crown Castle Inc.	5.100%	5/1/2033	20,440	20,842
	Crown Castle Inc.	5.800%	3/1/2034	19,258	20,414
	Crown Castle Inc.	5.200%	9/1/2034	18,859	19,277
	Crown Castle Inc.	4.000%	11/15/2049	7,282	5,605
	CubeSmart LP	2.250%	12/15/2028	12,135	11,568
	CubeSmart LP	2.500%	2/15/2032	7,767	6,972

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DOC DR LLC	2.625%	11/1/2031	6,460	5,870
	Extra Space Storage LP	5.500%	7/1/2030	16,310	17,053
	Extra Space Storage LP	5.900%	1/15/2031	38,946	41,465
	Extra Space Storage LP	4.950%	1/15/2033	17,535	17,788
	Extra Space Storage LP	5.350%	1/15/2035	26,445	27,219
	GLP Capital LP	4.000%	1/15/2030	4,845	4,729
	GLP Capital LP	5.250%	2/15/2033	20,135	20,364
	GLP Capital LP	5.750%	11/1/2037	16,945	16,860
	Healthpeak OP LLC	2.125%	12/1/2028	30,395	28,904
	Healthpeak OP LLC	3.000%	1/15/2030	30,750	29,415
	Healthpeak OP LLC	2.875%	1/15/2031	11,768	11,022
	Healthpeak OP LLC	5.250%	12/15/2032	4,845	5,004
	Healthpeak OP LLC	4.750%	1/15/2033	33,405	33,545
	Healthpeak OP LLC	5.375%	2/15/2035	4,875	5,023
	Kite Realty Group LP	5.200%	8/15/2032	3,215	3,307
	NNN REIT Inc.	5.500%	6/15/2034	16,311	17,060
	Prologis LP	4.750%	1/15/2031	10,118	10,424
	Prologis LP	5.250%	5/15/2035	24,200	25,177
	Realty Income Corp.	2.200%	6/15/2028	24,400	23,514
	Realty Income Corp.	4.700%	12/15/2028	27,200	27,744
	Realty Income Corp.	3.250%	1/15/2031	12,940	12,414
	Realty Income Corp.	2.850%	12/15/2032	25,860	23,529
	Realty Income Corp.	4.900%	7/15/2033	26,434	27,044
	Realty Income Corp.	5.125%	2/15/2034	25,644	26,527
	Realty Income Corp.	5.125%	4/15/2035	23,700	24,369
[7]	SBA Tower Trust	1.631%	11/15/2026	34,975	34,377
[7]	SBA Tower Trust	1.840%	4/15/2027	54,190	52,838
[7]	SBA Tower Trust	2.593%	10/15/2031	51,750	47,233
[7]	Scentre Group Trust 1	4.375%	5/28/2030	19,110	19,360
	Simon Property Group LP	2.450%	9/13/2029	19,865	18,881
	Simon Property Group LP	4.750%	9/26/2034	20,945	21,062
	Ventas Realty LP	5.000%	2/15/2036	28,000	27,976
	VICI Properties LP	4.950%	2/15/2030	4,675	4,753
	VICI Properties LP	5.125%	11/15/2031	16,100	16,383
	VICI Properties LP	5.125%	5/15/2032	17,970	18,196
	VICI Properties LP	5.750%	4/1/2034	8,415	8,749
	VICI Properties LP	6.125%	4/1/2054	25,062	25,255
	Welltower OP LLC	3.100%	1/15/2030	4,275	4,133
	Welltower OP LLC	5.125%	7/1/2035	42,295	43,571
					1,109,808
Technology (1.4%)
	Apple Inc.	3.850%	5/4/2043	48,000	41,151
	Apple Inc.	3.450%	2/9/2045	5,075	4,010
	Apple Inc.	4.650%	2/23/2046	5,600	5,216
	Apple Inc.	2.650%	5/11/2050	24,045	15,284
	Apple Inc.	2.650%	2/8/2051	27,145	17,081
	Apple Inc.	3.950%	8/8/2052	12,831	10,323
	Automatic Data Processing Inc.	4.750%	5/8/2032	50,055	51,647
	Broadcom Inc.	4.750%	4/15/2029	6,460	6,608
	Broadcom Inc.	5.050%	7/12/2029	29,470	30,472
	Broadcom Inc.	4.350%	2/15/2030	16,755	16,961
	Broadcom Inc.	4.600%	7/15/2030	50,145	51,232
	Broadcom Inc.	4.150%	11/15/2030	24,480	24,565
	Broadcom Inc.	5.150%	11/15/2031	9,600	10,050
[5]	Broadcom Inc.	4.550%	2/15/2032	8,245	8,349
	Broadcom Inc.	4.900%	7/15/2032	55,023	56,653
	Broadcom Inc.	2.600%	2/15/2033	31,355	27,913
	Broadcom Inc.	3.419%	4/15/2033	39,960	37,403
[7]	Broadcom Inc.	3.137%	11/15/2035	5,700	4,979
	Broadcom Inc.	4.800%	2/15/2036	40,845	40,952
[7]	Broadcom Inc.	3.187%	11/15/2036	7,097	6,120
	Broadcom Inc.	3.500%	2/15/2041	12,325	10,216
	Cisco Systems Inc.	4.950%	2/26/2031	28,815	29,985
	Cisco Systems Inc.	5.050%	2/26/2034	34,695	36,043
	Cisco Systems Inc.	5.300%	2/26/2054	10,840	10,548
[7]	Foundry JV Holdco LLC	5.900%	1/25/2030	27,040	28,531
[7]	Foundry JV Holdco LLC	5.900%	1/25/2033	4,845	5,132
[7]	Foundry JV Holdco LLC	6.250%	1/25/2035	21,845	23,514
[7]	Foundry JV Holdco LLC	6.200%	1/25/2037	54,890	58,661

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Foundry JV Holdco LLC	6.400%	1/25/2038	56,388	61,082
[7]	Foundry JV Holdco LLC	6.300%	1/25/2039	53,997	58,181
	Intel Corp.	2.000%	8/12/2031	3,635	3,220
	Intel Corp.	5.625%	2/10/2043	19,934	19,552
	Intel Corp.	4.100%	5/19/2046	45,545	35,357
	Intel Corp.	4.100%	5/11/2047	5,815	4,484
	Intel Corp.	3.250%	11/15/2049	5,250	3,434
	Intel Corp.	3.050%	8/12/2051	4,565	2,867
	International Business Machines Corp.	3.500%	5/15/2029	99,238	97,785
	International Business Machines Corp.	1.950%	5/15/2030	8,245	7,563
	International Business Machines Corp.	4.150%	5/15/2039	18,461	16,554
	International Business Machines Corp.	4.250%	5/15/2049	26,888	21,731
[5]	International Business Machines Corp.	5.700%	2/10/2055	41,128	40,508
	J Paul Getty Trust	4.905%	4/1/2035	18,330	18,997
	KLA Corp.	4.950%	7/15/2052	31,510	29,187
	Micron Technology Inc.	5.650%	11/1/2032	14,000	14,924
	Microsoft Corp.	3.450%	8/8/2036	31,097	28,717
	Microsoft Corp.	2.525%	6/1/2050	107,844	66,893
	Microsoft Corp.	2.500%	9/15/2050	16,363	10,120
	Microsoft Corp.	2.921%	3/17/2052	119,367	79,367
	Oracle Corp.	4.550%	2/4/2029	29,515	29,559
	Oracle Corp.	5.875%	9/26/2045	7,974	7,210
	Oracle Corp.	6.550%	2/4/2046	15,060	14,694
	Oracle Corp.	4.000%	7/15/2046	2,860	1,997
	Oracle Corp.	4.000%	11/15/2047	2,860	1,970
	Oracle Corp.	3.950%	3/25/2051	13,874	9,168
	Oracle Corp.	5.550%	2/6/2053	8,762	7,314
	Oracle Corp.	5.375%	9/27/2054	7,605	6,134
	Oracle Corp.	6.000%	8/3/2055	7,435	6,539
	Oracle Corp.	6.850%	2/4/2066	36,555	35,055
	QUALCOMM Inc.	2.150%	5/20/2030	29,475	27,457
	QUALCOMM Inc.	4.500%	5/20/2030	12,495	12,740
	QUALCOMM Inc.	5.000%	5/20/2035	23,510	24,058
	QUALCOMM Inc.	4.800%	5/20/2045	12,860	11,849
	QUALCOMM Inc.	4.300%	5/20/2047	1,255	1,064
	QUALCOMM Inc.	4.500%	5/20/2052	16,672	14,103
	S&P Global Inc.	2.700%	3/1/2029	3,693	3,570
[7]	S&P Global Inc.	4.800%	12/4/2035	6,480	6,492
	S&P Global Inc.	3.700%	3/1/2052	33,425	25,389
	Synopsys Inc.	4.850%	4/1/2030	38,755	39,692
	Synopsys Inc.	5.000%	4/1/2032	42,325	43,636
	UL Solutions Inc.	6.500%	10/20/2028	12,800	13,545
					1,633,357
Utilities (3.6%)
[5]	AEP Texas Inc.	4.150%	5/1/2049	5,065	3,972
[5]	AEP Texas Inc.	3.450%	1/15/2050	11,200	7,835
	AEP Texas Inc.	3.450%	5/15/2051	9,600	6,617
[5]	AEP Transmission Co. LLC	4.500%	6/15/2052	9,195	7,885
	AEP Transmission Co. LLC	5.400%	3/15/2053	6,460	6,300
	Alabama Power Co.	5.700%	2/15/2033	15,000	16,108
	Alabama Power Co.	5.100%	4/2/2035	19,530	20,227
	Alabama Power Co.	6.000%	3/1/2039	21,773	23,788
	Alabama Power Co.	3.750%	3/1/2045	24,430	19,551
[5]	Alabama Power Co.	4.300%	7/15/2048	28,015	23,541
	Ameren Illinois Co.	3.800%	5/15/2028	22,215	22,225
	Ameren Illinois Co.	6.125%	12/15/2028	54,000	56,779
	Ameren Illinois Co.	3.700%	12/1/2047	5,045	3,899
[5]	Ameren Missouri Securitization Funding I LLC	4.850%	10/1/2039	14,698	14,995
	American Water Capital Corp.	4.450%	6/1/2032	22,115	22,325
	American Water Capital Corp.	4.150%	6/1/2049	850	691
	American Water Capital Corp.	3.450%	5/1/2050	2,280	1,649
	Arizona Public Service Co.	6.350%	12/15/2032	6,080	6,684
	Arizona Public Service Co.	5.550%	8/1/2033	8,253	8,669
	Arizona Public Service Co.	5.900%	8/15/2055	14,025	14,414
	Atmos Energy Corp.	5.000%	12/15/2054	14,100	12,985
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	4,845	5,089
	Baltimore Gas & Electric Co.	4.250%	9/15/2048	5,000	4,192
	Baltimore Gas & Electric Co.	2.900%	6/15/2050	6,549	4,265
[7]	Basin Electric Power Cooperative	5.850%	10/15/2055	23,275	23,427

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	29,775	32,653
	Berkshire Hathaway Energy Co.	5.950%	5/15/2037	830	904
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	10,715	10,390
	Berkshire Hathaway Energy Co.	3.800%	7/15/2048	20,000	15,420
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	15,865	13,070
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	27,777	23,545
[7]	Boston Gas Co.	3.150%	8/1/2027	5,385	5,323
[7]	Boston Gas Co.	3.001%	8/1/2029	5,970	5,765
[7]	Boston Gas Co.	3.757%	3/16/2032	4,225	4,063
[7]	Brooklyn Union Gas Co.	3.407%	3/10/2026	2,685	2,684
[7]	Brooklyn Union Gas Co.	4.273%	3/15/2048	27,737	22,643
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	15,365	15,955
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	8,245	8,436
[5]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	28,235	28,336
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	35,850	36,796
	CenterPoint Energy Resources Corp.	4.000%	4/1/2028	8,068	8,084
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	28,139	29,560
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	6,560	6,855
	Cleco Corporate Holdings LLC	3.375%	9/15/2029	9,180	8,723
[5]	Cleco Securitization I LLC	4.646%	9/1/2042	27,070	26,687
	Commonwealth Edison Co.	4.350%	11/15/2045	13,610	11,816
	Commonwealth Edison Co.	3.650%	6/15/2046	2,165	1,686
[5]	Commonwealth Edison Co.	3.750%	8/15/2047	10,000	7,788
	Commonwealth Edison Co.	4.000%	3/1/2048	13,787	11,190
[5]	Commonwealth Edison Co.	3.850%	3/15/2052	3,755	2,857
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	4,900	4,330
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	36,735	32,319
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	2,729	2,174
[5]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/2049	4,105	3,303
[5]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	1,690	1,339
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/2051	27,865	18,818
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/2052	12,957	13,795
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	52,157	44,735
	Consolidated Edison Co. of New York Inc.	5.750%	11/15/2055	20,020	20,373
[5]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/2057	9,500	7,178
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	48,966	40,564
	Dominion Energy Inc.	4.600%	5/15/2028	21,520	21,824
[5]	Dominion Energy Inc.	3.375%	4/1/2030	3,083	3,000
	Dominion Energy Inc.	5.375%	11/15/2032	7,542	7,906
[5]	Dominion Energy Inc.	5.250%	8/1/2033	5,706	5,909
[5]	Dominion Energy Inc.	4.900%	8/1/2041	5,800	5,416
[5]	Dominion Energy Inc.	4.600%	3/15/2049	27,385	23,120
[5]	Dominion Energy Inc.	4.850%	8/15/2052	39,963	34,712
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	4,886	5,493
	Dominion Energy South Carolina Inc.	5.800%	1/15/2033	9,000	9,648
	Dominion Energy South Carolina Inc.	5.300%	5/15/2033	1,438	1,515
	Dominion Energy South Carolina Inc.	6.050%	1/15/2038	44,155	48,529
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	2,945	3,008
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	29,850	27,270
	DTE Energy Co.	4.950%	7/1/2027	20,780	21,025
	DTE Energy Co.	5.200%	4/1/2030	18,065	18,745
[5]	Duke Energy Carolinas LLC	6.000%	12/1/2028	2,190	2,309
	Duke Energy Carolinas LLC	4.950%	1/15/2033	4,810	4,986
	Duke Energy Carolinas LLC	6.100%	6/1/2037	3,404	3,715
	Duke Energy Carolinas LLC	6.050%	4/15/2038	4,000	4,374
	Duke Energy Carolinas LLC	3.700%	12/1/2047	17,085	13,175
	Duke Energy Carolinas LLC	5.350%	1/15/2053	52,380	50,923
[5]	Duke Energy Carolinas NC Storm Funding II LLC	5.070%	1/1/2046	36,130	36,485
	Duke Energy Corp.	3.400%	6/15/2029	12,030	11,825
	Duke Energy Corp.	2.450%	6/1/2030	14,375	13,467
	Duke Energy Corp.	4.500%	8/15/2032	14,050	14,163
	Duke Energy Corp.	4.950%	9/15/2035	17,970	18,012
	Duke Energy Corp.	3.300%	6/15/2041	39,505	30,790
	Duke Energy Corp.	4.800%	12/15/2045	44,700	39,774
	Duke Energy Corp.	3.750%	9/1/2046	22,085	16,941
	Duke Energy Corp.	3.950%	8/15/2047	4,800	3,733
	Duke Energy Corp.	3.500%	6/15/2051	38,835	27,079
	Duke Energy Corp.	5.000%	8/15/2052	32,080	28,483
	Duke Energy Corp.	5.700%	9/15/2055	14,940	14,622
	Duke Energy Florida LLC	6.350%	9/15/2037	8,000	8,938

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Florida LLC	6.400%	6/15/2038	27,055	30,343
	Duke Energy Florida LLC	3.400%	10/1/2046	6,460	4,822
	Duke Energy Florida LLC	5.950%	11/15/2052	11,250	11,801
	Duke Energy Progress LLC	3.400%	4/1/2032	15,845	15,167
	Duke Energy Progress LLC	5.050%	3/15/2035	43,780	44,926
	Duke Energy Progress LLC	6.300%	4/1/2038	14,705	16,341
	Duke Energy Progress LLC	4.100%	3/15/2043	615	530
	Duke Energy Progress LLC	4.200%	8/15/2045	40,400	34,214
	Duke Energy Progress LLC	2.500%	8/15/2050	2,475	1,483
	Duke Energy Progress LLC	2.900%	8/15/2051	2,450	1,568
	Duke Energy Progress LLC	4.000%	4/1/2052	4,185	3,298
[5]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/2037	34,870	30,610
[5]	Duke Energy Progress NC Storm Funding II LLC	4.890%	1/1/2046	36,855	37,220
[7]	East Ohio Gas Co.	2.000%	6/15/2030	8,960	8,180
[7]	East Ohio Gas Co.	3.000%	6/15/2050	13,050	8,561
	Emera US Finance LP	3.550%	6/15/2026	25,624	25,565
	Emera US Finance LP	4.750%	6/15/2046	5,700	4,925
[7]	Enel Finance International NV	4.125%	9/30/2028	12,425	12,451
[7]	Enel Finance International NV	4.375%	9/30/2030	32,450	32,633
	Evergy Kansas Central Inc.	3.250%	9/1/2049	5,062	3,517
[5]	Evergy Metro Inc.	2.250%	6/1/2030	5,680	5,294
	Evergy Metro Inc.	4.200%	3/15/2048	3,419	2,827
[5]	Eversource Energy	3.300%	1/15/2028	12,335	12,175
	Eversource Energy	5.450%	3/1/2028	24,675	25,324
	Eversource Energy	5.950%	2/1/2029	2,500	2,623
[5]	Eversource Energy	4.250%	4/1/2029	2,182	2,190
[5]	Eversource Energy	1.650%	8/15/2030	2,500	2,233
	Eversource Energy	4.450%	12/15/2030	12,360	12,441
	Eversource Energy	3.375%	3/1/2032	5,495	5,151
	Eversource Energy	5.125%	5/15/2033	1,170	1,195
	Exelon Corp.	3.350%	3/15/2032	18,315	17,314
	FirstEnergy Corp.	2.650%	3/1/2030	4,675	4,416
[5]	FirstEnergy Corp.	2.250%	9/1/2030	26,766	24,580
[5]	FirstEnergy Corp.	4.850%	7/15/2047	2,290	2,040
[5]	FirstEnergy Corp.	3.400%	3/1/2050	25,860	18,103
[7]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/2028	1,910	1,953
[7]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/2029	6,572	6,608
	FirstEnergy Transmission LLC	5.000%	1/15/2035	15,477	15,681
	Florida Power & Light Co.	5.650%	2/1/2035	50,000	53,078
	Florida Power & Light Co.	4.950%	6/1/2035	10,000	10,236
	Florida Power & Light Co.	5.650%	2/1/2037	5,000	5,399
	Florida Power & Light Co.	5.950%	2/1/2038	21,188	23,280
	Florida Power & Light Co.	3.700%	12/1/2047	13,702	10,656
	Florida Power & Light Co.	5.300%	4/1/2053	17,250	16,833
	Fortis Inc.	3.055%	10/4/2026	28,565	28,370
	Georgia Power Co.	4.850%	3/15/2031	14,715	15,199
	Georgia Power Co.	4.700%	5/15/2032	29,820	30,540
	Georgia Power Co.	4.950%	5/17/2033	26,485	27,315
	Georgia Power Co.	5.250%	3/15/2034	15,025	15,686
	Georgia Power Co.	5.200%	3/15/2035	30,165	31,321
	Georgia Power Co.	5.400%	6/1/2040	6,665	6,899
[5]	Georgia Power Co.	4.750%	9/1/2040	34,703	33,449
	Georgia Power Co.	4.300%	3/15/2042	24,434	21,926
	Georgia Power Co.	5.125%	5/15/2052	19,840	18,729
	Indiana Michigan Power Co.	4.250%	8/15/2048	14,980	12,376
	Jersey Central Power & Light Co.	5.100%	1/15/2035	35,095	36,050
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	20,735	20,225
[7]	KeySpan Gas East Corp.	2.742%	8/15/2026	25,345	25,191
[7]	Massachusetts Electric Co.	1.729%	11/24/2030	990	880
[7]	Massachusetts Electric Co.	5.900%	11/15/2039	21,565	22,835
	MidAmerican Energy Co.	4.400%	10/15/2044	1,050	924
	MidAmerican Energy Co.	4.250%	5/1/2046	5,485	4,697
	MidAmerican Energy Co.	4.250%	7/15/2049	6,595	5,527
	MidAmerican Energy Co.	3.150%	4/15/2050	38,026	26,294
[7]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/2028	3,170	3,181
[5]	Mississippi Power Co.	4.250%	3/15/2042	7,024	6,170
[7]	Monongahela Power Co.	5.400%	12/15/2043	4,570	4,526
[5]	Nevada Power Co.	3.125%	8/1/2050	15,345	10,304
[7]	Niagara Mohawk Power Corp.	4.278%	12/15/2028	38,470	38,632
[7]	Niagara Mohawk Power Corp.	4.647%	10/3/2030	2,500	2,540

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Niagara Mohawk Power Corp.	3.025%	6/27/2050	14,840	9,738
	NiSource Inc.	5.250%	3/30/2028	19,368	19,851
	NiSource Inc.	5.200%	7/1/2029	7,275	7,529
	NiSource Inc.	5.250%	2/15/2043	22,833	22,197
	NiSource Inc.	4.800%	2/15/2044	12,750	11,624
	NiSource Inc.	5.000%	6/15/2052	19,985	17,723
	NiSource Inc.	5.850%	4/1/2055	9,525	9,609
	Northern States Power Co.	2.250%	4/1/2031	4,940	4,529
	Northern States Power Co.	6.250%	6/1/2036	41,755	46,646
[7]	Oglethorpe Power Corp.	6.191%	1/1/2031	22,853	24,205
	Oglethorpe Power Corp.	5.950%	11/1/2039	6,075	6,506
	Oglethorpe Power Corp.	4.550%	6/1/2044	1,825	1,567
	Oglethorpe Power Corp.	4.250%	4/1/2046	19,060	15,342
	Oglethorpe Power Corp.	4.500%	4/1/2047	4,095	3,474
	Oglethorpe Power Corp.	5.050%	10/1/2048	4,690	4,280
	Oglethorpe Power Corp.	5.800%	6/1/2054	5,525	5,550
[7]	Ohio Edison Co.	4.950%	12/15/2029	6,710	6,899
	Oncor Electric Delivery Co. LLC	4.150%	6/1/2032	4,425	4,385
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	19,394	19,589
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	37,160	39,805
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	10,735	9,794
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	23,120	14,092
	Oncor Electric Delivery Co. LLC	4.600%	6/1/2052	26,115	22,303
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	3,788	3,448
	Pacific Gas & Electric Co.	6.950%	3/15/2034	22,565	25,385
	Pacific Gas & Electric Co.	5.800%	5/15/2034	10,810	11,382
	Pacific Gas & Electric Co.	5.200%	5/1/2036	11,155	11,188
	Pacific Gas & Electric Co.	4.600%	6/15/2043	6,546	5,618
	Pacific Gas & Electric Co.	4.750%	2/15/2044	16,421	14,252
	Pacific Gas & Electric Co.	4.300%	3/15/2045	15,679	12,698
	Pacific Gas & Electric Co.	4.000%	12/1/2046	11,310	8,708
	Pacific Gas & Electric Co.	4.950%	7/1/2050	53,464	46,146
	Pacific Gas & Electric Co.	6.750%	1/15/2053	8,300	8,973
	Pacific Gas & Electric Co.	6.000%	5/1/2056	23,255	22,949
	PECO Energy Co.	2.850%	9/15/2051	8,000	5,088
	PECO Energy Co.	4.600%	5/15/2052	12,845	11,159
[5]	PG&E Energy Recovery Funding LLC	2.280%	1/15/2036	3,775	3,227
[5]	PG&E Energy Recovery Funding LLC	2.822%	7/15/2046	16,989	12,772
[5]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/2047	12,150	11,096
[5]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/2047	25,815	25,482
[5]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/2052	23,500	22,459
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/2052	9,130	8,331
	Potomac Electric Power Co.	6.500%	11/15/2037	25,000	28,282
	Public Service Co. of New Hampshire	5.350%	10/1/2033	6,460	6,821
	Public Service Co. of Oklahoma	5.200%	1/15/2035	9,700	9,891
	Public Service Co. of Oklahoma	5.450%	1/15/2036	42,660	44,204
[5]	Public Service Electric & Gas Co.	5.050%	3/1/2035	25,502	26,328
[5]	Public Service Electric & Gas Co.	5.500%	3/1/2055	17,167	17,018
[5]	Public Service Electric & Gas Co.	5.625%	1/1/2056	14,140	14,403
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	25,755	26,615
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	11,295	11,806
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	23,120	24,001
[5]	San Diego Gas & Electric Co.	1.700%	10/1/2030	4,940	4,450
[5]	San Diego Gas & Electric Co.	3.750%	6/1/2047	5,390	4,192
	San Diego Gas & Electric Co.	4.150%	5/15/2048	5,940	4,857
[5]	San Diego Gas & Electric Co.	2.950%	8/15/2051	714	467
	San Diego Gas & Electric Co.	3.700%	3/15/2052	10,790	8,004
	San Diego Gas & Electric Co.	5.350%	4/1/2053	34,130	32,590
[5]	SCE Recovery Funding LLC	0.861%	11/15/2031	5,884	5,361
[5]	SCE Recovery Funding LLC	1.942%	5/15/2038	3,655	2,910
[5]	SCE Recovery Funding LLC	2.510%	11/15/2043	3,310	2,375
	Sempra	3.250%	6/15/2027	80,765	80,045
	Sempra	3.700%	4/1/2029	2,295	2,270
	Sempra	6.000%	10/15/2039	14,800	15,630
	Southern California Edison Co.	5.150%	6/1/2029	32,950	33,892
	Southern California Edison Co.	5.450%	6/1/2031	26,005	27,200
[4]	Southern California Edison Co.	4.800%	3/15/2033	27,215	27,330
	Southern California Edison Co.	6.000%	1/15/2034	7,695	8,203
	Southern California Edison Co.	5.450%	3/1/2035	53,381	54,878
[5]	Southern California Edison Co.	5.350%	7/15/2035	4,320	4,398

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Southern California Edison Co.	5.550%	1/15/2037	50,475	51,607
[5]	Southern California Edison Co.	5.950%	2/1/2038	40,000	41,766
	Southern California Edison Co.	6.050%	3/15/2039	1,980	2,072
	Southern California Edison Co.	4.650%	10/1/2043	3,255	2,825
[5]	Southern California Edison Co.	4.125%	3/1/2048	6,098	4,775
	Southern California Edison Co.	3.650%	2/1/2050	5,405	3,863
	Southern California Edison Co.	5.700%	3/1/2053	7,085	6,753
	Southern California Edison Co.	5.875%	12/1/2053	9,878	9,702
	Southern California Edison Co.	5.900%	3/1/2055	18,643	18,351
	Southern California Edison Co.	6.200%	9/15/2055	29,123	29,906
	Southern California Gas Co.	6.350%	11/15/2052	17,580	19,152
	Southern Co.	4.400%	7/1/2046	76,642	65,536
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	6,670	7,118
[5]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	6,105	6,216
	Southern Co. Gas Capital Corp.	3.950%	10/1/2046	4,800	3,835
	Southwest Gas Corp.	2.200%	6/15/2030	6,310	5,826
	Southwestern Electric Power Co.	6.200%	3/15/2040	9,800	10,513
[5]	Southwestern Electric Power Co.	3.850%	2/1/2048	5,075	3,871
	Southwestern Public Service Co.	3.700%	8/15/2047	3,756	2,872
	Tampa Electric Co.	4.900%	3/1/2029	8,065	8,279
[7]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/2042	39,235	38,996
[7]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/2046	18,860	18,364
[7]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/2050	17,640	17,365
[7]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	9,125	9,434
	Tucson Electric Power Co.	5.500%	4/15/2053	6,825	6,599
	Tucson Electric Power Co.	5.900%	4/15/2055	6,740	6,905
	Union Electric Co.	4.000%	4/1/2048	14,316	11,582
	Union Electric Co.	3.900%	4/1/2052	8,575	6,683
	Union Electric Co.	5.450%	3/15/2053	8,045	7,947
	Virginia Electric & Power Co.	5.150%	3/15/2035	6,565	6,721
[5]	Virginia Electric & Power Co.	4.900%	9/15/2035	16,620	16,668
[5]	Virginia Electric & Power Co.	6.000%	5/15/2037	1,740	1,877
	Virginia Electric & Power Co.	4.600%	12/1/2048	11,210	9,665
	Virginia Electric & Power Co.	5.450%	4/1/2053	8,100	7,784
	Virginia Electric & Power Co.	5.550%	8/15/2054	8,100	7,883
	Virginia Electric & Power Co.	5.650%	3/15/2055	17,575	17,352
[5]	Virginia Electric & Power Co.	5.600%	9/15/2055	53,380	52,288
	Wisconsin Electric Power Co.	5.700%	12/1/2036	17,280	18,688
	Wisconsin Public Service Corp.	6.080%	12/1/2028	45,000	47,121
					4,249,533
Total Corporate Bonds (Cost $27,986,620)					27,185,072
Sovereign Bonds (0.9%)
[5,7]	Bermuda	2.375%	8/20/2030	18,130	16,644
[5,7]	Bermuda	3.375%	8/20/2050	6,835	4,824
[5,7]	Corp. Nacional del Cobre de Chile	3.700%	1/30/2050	20,705	15,077
	Equinor ASA	3.125%	4/6/2030	53,605	51,981
	Equinor ASA	4.500%	9/3/2030	8,515	8,698
	Equinor ASA	5.125%	6/3/2035	73,102	75,919
	Equinor ASA	4.750%	11/14/2035	27,890	28,054
[5,7]	Kingdom of Saudi Arabia	4.125%	1/12/2029	55,375	55,433
[5,7]	Kingdom of Saudi Arabia	5.375%	1/13/2031	25,595	26,739
[5,7]	Kingdom of Saudi Arabia	5.750%	1/16/2054	23,848	23,839
[5,7]	NBN Co. Ltd.	2.625%	5/5/2031	37,954	35,385
[5,7]	NBN Co. Ltd.	2.500%	1/8/2032	77,087	70,538
[7]	OMERS Finance Trust	4.000%	4/20/2028	18,090	18,246
[5,7]	Qatar Energy	3.125%	7/12/2041	23,200	18,225
[5]	Qatar Energy	3.300%	7/12/2051	37,850	27,072
[5]	Republic of Chile	2.550%	7/27/2033	36,780	32,325
[5]	Republic of Chile	3.500%	1/31/2034	20,300	18,911
	Republic of Chile	3.500%	4/15/2053	20,175	14,898
[5,7]	Saudi Arabian Oil Co.	4.375%	2/2/2031	61,030	60,929
[5,7]	Saudi Arabian Oil Co.	5.375%	6/2/2035	33,170	34,384
[5,7]	Saudi Arabian Oil Co.	6.375%	6/2/2055	26,705	28,207
	State of Israel	5.375%	3/12/2029	36,740	37,804
[5]	State of Israel	4.500%	1/13/2031	47,990	48,076
	State of Israel	5.500%	3/12/2034	17,400	18,109
[5]	State of Israel	5.000%	1/13/2036	45,020	44,886
	State of Israel	5.750%	3/12/2054	58,355	56,977

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	State of Israel	5.875%	1/13/2056	53,845	53,529
[5]	United Mexican States	5.625%	2/9/2034	30,750	31,090
	United Mexican States	6.125%	2/9/2038	36,525	37,024
[5]	United Mexican States	6.338%	5/4/2053	13,472	13,067
[5]	United Mexican States	6.400%	5/7/2054	18,655	18,234
	United Mexican States	6.750%	2/9/2056	24,925	25,279
Total Sovereign Bonds (Cost $1,069,353)					1,050,403
Taxable Municipal Bonds (1.4%)
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/2037	1,510	1,279
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/2040	9,605	11,027
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/2049	1,965	2,133
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/2050	26,165	30,573
	Broward County FL Airport System Revenue	3.477%	10/1/2043	10,370	9,029
	California GO	7.550%	4/1/2039	12,375	15,289
	California GO	7.300%	10/1/2039	48,825	57,984
	California GO	5.875%	10/1/2041	29,515	31,474
	California Health Facilities Financing Authority Revenue	4.190%	6/1/2037	4,380	4,285
	California State University Systemwide Revenue	2.719%	11/1/2052	12,090	8,339
	California State University Systemwide Revenue	2.939%	11/1/2052	15,225	10,592
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	29,811	34,098
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	50,907	58,227
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/2040	7,405	6,281
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/2046	18,860	14,304
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/2051	2,695	2,305
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/2051	7,635	6,912
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/2027	29,555	28,823
[9]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/2053	11,545	9,431
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/2057	67,210	74,216
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/2034	1,585	1,439
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/2042	1,165	932
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/2046	7,110	6,546
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/2042	5,645	5,917
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/2052	28,900	21,202
	Houston TX GO	6.290%	3/1/2032	11,310	12,105
	Illinois GO	5.100%	6/1/2033	323,707	335,200
	Illinois Toll Highway Authority Revenue	6.184%	1/1/2034	29,200	31,731
	JobsOhio Beverage System OH Statewide Liquor Profits Revenue	2.833%	1/1/2038	95	82
	JobsOhio Beverage System OH Statewide Liquor Profits Revenue ETM	2.833%	1/1/2038	5,385	4,706
	Kansas Development Finance Authority Revenue	4.927%	4/15/2045	7,745	7,784
[10]	Kansas Development Finance Authority Revenue	2.774%	5/1/2051	15,140	11,086
[9]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/2034	50,000	52,947
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/2039	21,505	22,576
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/2043	19,000	20,433
	Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/2056	12,445	12,550
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/2039	22,105	23,478
	Massachusetts SO Revenue	4.110%	7/15/2031	3,417	3,446
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/2034	11,320	10,558
	New Jersey Turnpike Authority Revenue	7.414%	1/1/2040	30,285	37,089
	New York City NY GO	4.610%	9/1/2037	29,690	29,745
	New York City NY GO	5.094%	10/1/2049	19,215	18,861
	New York City NY GO	5.114%	10/1/2054	9,070	8,833
	New York City NY GO	5.935%	2/1/2055	4,840	5,246
	New York Metropolitan Transportation Authority Revenue	6.814%	11/15/2040	13,630	15,603
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/2039	9,530	11,465
	New York Metropolitan Transportation Authority Revenue (Green Bond)	5.175%	11/15/2049	2,425	2,350
	North Texas Tollway Authority System Revenue	6.718%	1/1/2049	11,035	12,390
[9]	Oregon School Boards Association GO	5.528%	6/30/2028	26,106	26,569
[10]	Oregon State University General Revenue	3.424%	3/1/2060	28,000	20,553
[11]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/2028	66,810	71,051
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	40	44
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/2053	34,900	34,534

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/2062	44,055	38,747
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/2065	21,985	20,602
	Riverside CA Pension Obligation Bonds Revenue	3.857%	6/1/2045	15,540	14,061
	Riverside County CA Pension Obligation Bonds Revenue	3.818%	2/15/2038	9,585	9,221
	Rutgers State University New Jersey Revenue	3.270%	5/1/2043	9,510	8,078
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/2042	34,905	29,604
	San Antonio TX Electric & Gas Systems Revenue	5.469%	2/1/2045	15,060	15,644
	San Antonio TX Electric & Gas Systems Revenue	5.569%	2/1/2050	33,435	34,428
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/2041	10,694	11,143
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/2032	17,265	17,502
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/2048	9,465	10,351
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/2049	15,150	16,556
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/2050	15,445	10,645
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/2053	46,830	42,278
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/2060	26,520	17,998
	University of California Revenue	1.316%	5/15/2027	7,470	7,276
	University of California Revenue	1.614%	5/15/2030	16,140	14,900
	University of California Revenue	3.931%	5/15/2045	22,370	21,046
	University of Michigan Revenue	2.562%	4/1/2050	32,056	20,797
	University of Michigan Revenue	3.504%	4/1/2052	7,445	5,689
	University of Minnesota Revenue	4.048%	4/1/2052	25,160	21,431
Total Taxable Municipal Bonds (Cost $1,754,190)					1,683,649
				Shares
Temporary Cash Investments (1.0%)
Money Market Fund (0.0%)
[12,13]	Vanguard Market Liquidity Fund	3.693%		262,555	26,253
			Maturity Date	Face Amount ($000)
Repurchase Agreements (1.0%)
	Bank of America Securities, LLC (Dated 2/27/2026, Repurchase Value $50,015, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 5/28/2026–5/15/2052, with a value of $51,000)	3.680%	3/2/2026	50,000	50,000
	Bank of America Securities, LLC (Dated 2/27/2026, Repurchase Value $84,426, collateralized by U.S. Government Agency Obligations 1.500%–8.000%, 7/1/2029–10/20/2075, with a value of $86,088)	3.680%	3/2/2026	84,400	84,400
	Bank of America Securities, LLC (Dated 2/27/2026, Repurchase Value $60,018, collateralized by U.S. Government Agency Obligations 5.500%, 2/1/2056, with a value of $61,200)	3.690%	3/2/2026	60,000	60,000
	Citigroup Global Markets Inc. (Dated 2/27/2026, Repurchase Value $101,131, collateralized by U.S. Treasury Obligations 4.000%, 4/30/2032, with a value of $103,122)	3.660%	3/2/2026	101,100	101,100
	Credit Agricole Securities (Dated 2/27/2026, Repurchase Value $54,016, collateralized by U.S. Treasury and Government Agency Obligations 0.000%–5.450%, 5/27/2026–12/8/2055, with a value of $55,080)	3.660%	3/2/2026	54,000	54,000
	Deutsche Bank Securities, Inc. (Dated 2/27/2026, Repurchase Value $39,412, collateralized by U.S. Government Agency Obligations 6.000%, 9/1/2055, with a value of $40,188)	3.670%	3/2/2026	39,400	39,400
	HSBC Bank USA (Dated 2/27/2026, Repurchase Value $109,833, collateralized by U.S. Treasury Obligations 3.000%–4.375%, 11/15/2039–8/15/2052, with a value of $111,996)	3.660%	3/2/2026	109,800	109,800
	HSBC Bank USA (Dated 2/27/2026, Repurchase Value $78,724, collateralized by U.S. Treasury and Government Agency Obligations 1.875%–7.500%, 7/1/2028–3/1/2056, with a value of $80,274)	3.670%	3/2/2026	78,700	78,700
	JP Morgan Securities, LLC (Dated 2/27/2026, Repurchase Value $95,029, collateralized by U.S. Treasury Obligations 1.625%–3.721%, 5/15/2026–1/31/2027, with a value of $96,900)	3.660%	3/2/2026	95,000	95,000

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nomura International plc (Dated 2/27/2026, Repurchase Value $100,031, collateralized by U.S. Treasury Obligations 4.125%–4.625%, 6/30/2026–7/31/2031, with a value of $102,000)	3.660%	3/2/2026	100,000	100,000
Nomura International plc (Dated 2/27/2026, Repurchase Value $41,913, collateralized by U.S. Treasury Obligations 3.750%–4.625%, 2/15/2040–11/15/2043, with a value of $42,747)	3.660%	3/2/2026	41,900	41,900
RBC Capital Markets LLC (Dated 2/27/2026, Repurchase Value $209,964, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 5/14/2026–2/15/2055, with a value of $214,098)	3.670%	3/2/2026	209,900	209,900
Societe Generale (Dated 2/27/2026, Repurchase Value $102,131, collateralized by U.S. Treasury Obligations 2.500%–4.000%, 11/15/2042–5/15/2046, with a value of $104,142)	3.660%	3/2/2026	102,100	102,100
TD Securities (USA) LLC (Dated 2/27/2026, Repurchase Value $61,319, collateralized by U.S. Treasury Obligations 3.782%, 7/31/2027, with a value of $62,526)	3.670%	3/2/2026	61,300	61,300
Wells Fargo & Co. (Dated 2/27/2026, Repurchase Value $72,522, collateralized by U.S. Government Agency Obligations 3.000%–6.500%, 8/1/2037–11/1/2055, with a value of $73,950)	3.670%	3/2/2026	72,500	72,500
				1,260,100
Total Temporary Cash Investments (Cost $1,286,350)				1,286,353
Total Investments (100.0%) (Cost $90,066,658)				119,834,580
Other Assets and Liabilities—Net (0.0%)				(18,924)
Net Assets (100%)				119,815,656
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $23,473.
2	Securities with a value of $6,172 have been segregated as initial margin for recently closed futures contracts.
3	Securities with a value of $916 have been segregated as collateral for open over-the-counter swap contracts.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2026.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, the aggregate value was $7,392,894, representing 6.2% of net assets.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
10	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
13	Collateral of $26,171 was received for securities on loan.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SO—Special Obligation.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Goldman Sachs Group Inc.	5/10/2026	CITNA	28,310	(3.887)	—	(597)
Goldman Sachs Group Inc.	5/5/2028	JPMC	432,887	(3.887)	—	(15,975)
					—	(16,572)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.
At February 28, 2026, the counterparties had deposited in segregated accounts securities with a value of $18,779 in connection with open over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
F.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at February 28, 2026.
G.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	73,177,193	4,551,580	—	77,728,773
U.S. Government and Agency Obligations	—	9,812,282	—	9,812,282
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,088,048	—	1,088,048
Corporate Bonds	—	27,185,072	—	27,185,072
Sovereign Bonds	—	1,050,403	—	1,050,403
Taxable Municipal Bonds	—	1,683,649	—	1,683,649
Temporary Cash Investments	26,253	1,260,100	—	1,286,353
Total	73,203,446	46,631,134	—	119,834,580

Derivative Financial Instruments
Liabilities
Swap Contracts	—	(16,572)	—	(16,572)